--------------------------------------------------------------------------------

           -----------------------------------------------------------
                                  SMITH BARNEY
                                    MUNICIPAL
                             MONEY MARKET FUND, INC.
           -----------------------------------------------------------

                         ANNUAL REPORT | MARCH 31, 2001

                 [LOGO] Smith Barney
                        Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)

           -----------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
           -----------------------------------------------------------

A MESSAGE FROM THE CHAIRMAN

Since the introduction of the first money fund in 1972, the explosive growth of money market funds has gone hand in hand with the growth of the entire mutual fund industry. Over the last 29 years, millions of investors have made money market funds a key part of their investment portfolios. While all investments involve some degree of risk, money market funds provide investors with an opportunity to earn current short-term interest rates with a higher degree of liquidity than most other types of mutual funds.(1)

                                [PHOTO OMITTED]

                                HEATH B.
                                MCLENDON

                                CHAIRMAN

                                ---------------

The Smith Barney Municipal Money Market Fund, Inc. ("Fund") seeks to provide income exempt from federal income tax from a portfolio of high quality short-term municipal obligations selected for liquidity and stability of principal.(2) Portfolio managers Joseph P. Deane and Joseph Benevento employ a system of fundamental credit analysis to identify what they deem to be undervalued sectors and individual securities. Their approach is to purchase the securities of issuers that they believe present minimal credit risk.

As the global economy becomes more balanced and the U.S. is plagued by market instability, it has become more important than ever to choose an investment manager you trust. When you invest in a fund that is managed by a Citigroup Asset Management adviser, you gain access to the experience and resources of one of the world's largest and most well-respected financial institutions.

Thank you for your continued confidence in our investment management.

Sincerely,


/s/ Heath B. McLendon


Heath B. McLendon
Chairman

April 17, 2001

----------
(1) Please note that an investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
(2) Please note that a portion of the income from the Fund may be subject to the Federal Alternative Minimum Tax ("AMT").


1  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

Dear Shareholder:

        [PHOTO OMITTED]                [PHOTO OMITTED]

        JOSEPH                         JOSEPH P.
        BENEVENTO                      DEANE

        Vice President                 Vice President

We are pleased to provide you with the annual report for the Smith Barney Municipal Money Market Fund, Inc. ("Fund") for the period ended March 31, 2001. In this report, we have summarized what we believe to be the period's prevailing economic and market conditions and outlined our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Please note, the information provided in this letter represents the opinion of the managers and is not intended to be a forecast of future events, a guarantee of future results nor investment advice. Further, there is no assurance that certain securities will remain in or out of the Fund, or that the percentage of the Fund's assets held in various sectors will remain the same. Please refer to pages 6 through 34 for a list and percentage breakdown of the Fund's holdings. Also, please note that any discussion of the Fund's holdings is as of March 31, 2001 and is subject to change.

Performance Update

As of March 31, 2001, the Fund's seven-day current yield was 3.05%. The Fund's seven-day effective yield(1) -- which reflects compounding -- was 3.09%.

Please note that your investment in the Fund is neither insured, nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Municipal Bond Market and Economic Overview and Outlook

During the period, we believe the bond market has performed relatively well, considering the overall U.S. economic slowdown. We have observed periods of rallies in anticipation of further easing of monetary policy by the Federal Reserve

----------
(1) The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


2  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

Board ("Fed"). The market has been steady from the perspective of the U.S. Treasury market with the long bond yielding between 5.4% and 5.9%. Over the near term, we expect the Fed to continue to ease short-term rates.

Fed Chairman Alan Greenspan has warned that the U.S economic growth has slowed substantially and some downside risks may predominate in the coming months. But the Fed chief was also quick to point out that he sees hopeful signs that the economy will emerge quickly from the slowdown. Greenspan recently released new Fed projections that U.S. annual Gross Domestic Product ("GDP")(2) would slow to about 2% to 2.5% this year, forecasting a substantial slowdown, on balance, for 2001. These statistics are well below the Fed's forecasts last July of as much as a 3.75% annual advance in GDP.

We think the economic slowdown has triggered inventory imbalances by businesses and has somewhat diminished consumer confidence. Following the Fed easing, the immediate reaction in the stock market was certainly favorable, but the reaction in the bond market was notably less euphoric. We think the reason may be that bond investors had been anticipating a Fed rate action sooner rather than later and as a result bond prices rallied for several weeks. When the Fed actually reduced the federal funds rate ("fed funds rate")(3) target, many investors were ready for profit taking.

We previously observed that the bond market experienced a slight surge in anticipation of future Fed interest rate easings during the period. And while no guarantees can be given, we believe that in light of interest rate cuts, a bond market rally may be a possibility by the end of the first quarter of 2001. We also expect lower interest rates to bring the economy in for a soft landing. Moreover, with the end of the presidential election, we think we have gained a much clearer insight into the political environment that confronts the bond market. In general, it is relatively benign compared to prior years.

In the near term, we think the bond market will be influenced by two factors: further Fed actions and President Bush's proposed tax package, the latter of which should be making its way through Congress by April or May.

While debates on hard versus soft landings will continue, the consensus is that the U.S. economy has slowed considerably and will continue to do so until the Fed's

----------
(2) GDP is the market value of the goods and services produced by labor and property in the U.S. GDP comprises consumer and government purchases, private domestic investments and net exports of goods and services.
(3) The fed funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.


3  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders
monetary easing takes hold. The general rule for many investment professionals is approximately a 12-month lag from the time the Fed eases interest rates. Until we see substantial economic improvement, we think this leaves open the possibility of a Fed monetary policy bias towards easing and lower interest rates for the next several months.

Tax-Exempt Money Market Overview and Outlook

During the period, the U.S. economy has slowed down and the Fed has moved more aggressively than usual in response to weaker demand. The 1.5% interest rate cut that has occurred in three, half-point moves starting January 3, 2001 marked the biggest period of Fed easing since a 1.75% decrease in rates in late 1984 when Paul Volcker was Fed Chairman. In our view, this prompt easing is likely to accelerate the healing process, even if economic activity deteriorates abruptly in the very near term.(4)

Last year, the impact of the April 15th tax payment deadline had a significant impact with respect to outflows from the short-term tax-exempt securities market. Many investment professionals believe that this year will be a repeat of last year. The outflows from the short-term, tax-exempt securities may be slightly muted due to the effects of a slowing economy and declines in the U.S. stock market.

In the Variable Rate Demand Obligation ("VRDO")(5) market, which represents the shorter end of the municipal money market yield curve,(6) supply and demand imbalances have led to increased volatility during periods of cyclical cash flows. Over the normal course of the year, tax-exempt money funds tend to experience large cyclical cash flows. For example, during the month of April, yields for VRDOs generally surge as tax-exempt money funds experience large redemptions relating to income tax payments. And during the month of July, when tax-exempt money funds experience large inflows from bond coupon collections and bond calls, yields often quickly retreat to levels more expensive than their taxable equivalents.

----------
(4) On April 18, 2001, after this letter was written, the Fed cut interest rates by an additional 50 basis points.
(5) VRDO's are demand instruments that usually have an indicated maturity of more than one year, but they contain a demand feature that enables the holder to redeem the investment on no more than 30 days notice. These instruments provide for automatic adjustment of new rates on set dates and are generally supported by letters of credit issued by domestic or foreign banks.
(6) The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.


4  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

Investment Strategy

During the period, we maintained the Fund's average maturity target to a 50 to 55 day range. We have maintained the Fund's average maturity by purchasing what we deem to be high-quality liquid municipal notes.

The slowdown in the U.S. economy has forced many state and local governments to tap into their "rainy day accounts" and we expect an increased need for short-term cash flow financing. As a function of increased supply, we believe the short-term tax-exempt market will present value in comparison to taxable counterparts. Moreover, we expect the eventual calming of U.S. stock markets to bring outflows from tax-exempt money market funds, further adding to the attractiveness of the sector. (Of course, no guarantees can be given that our expectations will be met.)

Thank you for investing in the Smith Barney Municipal Money Market Fund, Inc. We look forward to continuing to help you pursue your financial goals.


Sincerely,


/s/ Joseph P. Deane                                 /s/ Joseph Benevento


Joseph P. Deane                                     Joseph Benevento
Vice President                                      Vice President

April 17, 2001


5  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments                                           March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Alabama--1.8%
$   14,680,000  NR+      Alabama State GO Series A 5.50% due 10/1/01                      $   14,767,389
     2,000,000  NR+      Auburn Alabama IDB (Donaldson Co.) 3.70% VRDO AMT                     2,000,000
     5,935,000  NR+      Boaz IDB (Parker Hannifen Corp.) 3.50% VRDO                           5,935,000
       650,000  NR+      Cullman Alabama IDB (Pressac Project) 3.70% VRDO AMT                    650,000
                         Decatur IDB Solid Waste Disposal Revenue:
     1,300,000  A-1+       Amoco Chemical Co. 3.55% VRDO AMT                                   1,300,000
    25,000,000  A-1+       Trico Steel Co. 3.55% VRDO AMT                                     25,000,000
     6,000,000  A-1+     Decatur IDR (NEO Industries) Series 98 3.70% VRDO AMT                 6,000,000
     3,650,000  A-1+     Demopolis IDR (McLain Inc Project) 3.62% VRDO AMT                     3,650,000
    17,100,000  NR+      Homewood Alabama Educational Building Authority
                           (Samford University) AMBAC-Insured 3.60% VRDO                      17,100,000
    25,000,000  A-1+     Jefferson Alabama GO Warrants 3.50% VRDO                             25,000,000
     3,295,000  A-1+     Jefferson Alabama Sewer Revenue FGIC-Insured 3.55% VRDO               3,295,000
     8,000,000  A-1      Montgomery Baptist Medical Center Special Care Facilities
                           Financing Authority Revenue (VHA Alabama Inc. Cap)
                           AMBAC-Insured 3.55% VRDO                                            8,000,000
    25,000,000  A-1      Port City Medical Clinic Infirmary AMBAC-Insured 3.50% VRDO          25,000,000
       900,000  A-1+     Stevenson Alabama IDB (Mead Corp.) 3.80% VRDO                           900,000
    12,500,000  A-1+     Tuscaloosa IDA Solid Waste Disposal Revenue
                           (US Steel Corp.) 3.50% VRDO AMT                                    12,500,000
--------------------------------------------------------------------------------------------------------
                                                                                             151,097,389
--------------------------------------------------------------------------------------------------------
Alaska--0.5%
    26,000,000  A-1+     Alaska HFA PART Series 99B 3.60% VRDO AMT                            26,000,000
     1,600,000  A-1      Alaska HFC (University of Alaska Project) Series A 3.50% VRDO         1,600,000
                         Valdez Alaska Marine Terminal Revenue:
     1,000,000  A-1+       Exxon Pipeline Co. Project 3.45% VRDO                               1,000,000
     3,390,000  A-1+       Exxon Project A 3.55% VRDO                                          3,390,000
    10,900,000  A-1        Project B ARCO Transportation Project 3.55% VRDO                   10,900,000
--------------------------------------------------------------------------------------------------------
                                                                                              42,890,000
--------------------------------------------------------------------------------------------------------
Arizona--1.0%
                         Apache County IDR PCR Tucson Electric Power Co.:
     1,800,000  A-1+       IDR Series 83B 3.55% VRDO                                           1,800,000
     7,700,000  A-1+       PCR Series 83A 3.40% VRDO                                           7,700,000
    15,000,000  VMIG 1*  Arizona Health Pooled Finance Series A 3.65% VRDO                    15,000,000
     6,000,000  NR+      Casa Grande IDR Mayville Metal 3.75% VRDO AMT                         6,000,000
                         Maricopa Arizona (Pollution Control Corp.):
     3,100,000  A-1+       Series B 3.50% VRDO                                                 3,100,000
     9,500,000  A-1+       Series E 3.50% VRDO                                                 9,500,000
    12,500,000  A-1+     Phoenix Arizona Civic Improvement Water Systems
                           BAN Series A 3.15% due 7/10/01                                     12,500,000
    12,300,000  VMIG 1*  Phoenix Arizona IDA Desert Botanical Garden Project
                           3.55% VRDO                                                         12,300,000

                       See Notes to Financial Statements.


6  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Arizona--1.0% (continued)
                         Pima County IDA:
$    9,000,000  A-1+       IDR Tucson Electric Power Series A 3.45% VRDO                  $    9,000,000
     8,730,000  A-1+       Single Family Mortgage GNMA PART 3.60% due 4/5/01 AMT               8,730,000
--------------------------------------------------------------------------------------------------------
                                                                                              85,630,000
--------------------------------------------------------------------------------------------------------
Arkansas--0.3%
     2,650,000  NR+      Atkins IDR (Green Bay Foods Project) 3.60% VRDO AMT                   2,650,000
                         Pine Bluff IDR:
     4,900,000  A-1+       Camden Wire Co. 3.45% VRDO                                          4,900,000
     7,000,000  NR+        Greenfield Industries Inc. Project 3.60% VRDO AMT                   7,000,000
     6,000,000  NR+      Searcy IDR (Kohler County Project) Series 88 3.60%
                           VRDO AMT                                                            6,000,000
     3,250,000  NR+      Sheridan IDR (Kohler County Project) Series 00 3.50% VRDO             3,250,000
--------------------------------------------------------------------------------------------------------
                                                                                              23,800,000
--------------------------------------------------------------------------------------------------------
California--0.1%
     8,900,000  A-1      Public Power Agency California (San Juan Project) Series E
                           MBIA-Insured 3.55% VRDO                                             8,900,000
--------------------------------------------------------------------------------------------------------
Colorado--4.0%
                         Arapahoe County USD:
    52,000,000  SP-1+      Cherry Creek TAN 4.88% due 6/29/01 (b)                             52,070,674
     5,200,000  MIG 1*     Excelsior Youth Centers 3.55% VRDO                                  5,200,000
     2,000,000  VMIG 1*    MFH Revenue Stratford 3.50% VRDO                                    2,000,000
     5,300,000  P-1*     Colorado HFA (Celestial Seasoning) 3.75% VRDO AMT                     5,300,000
     9,900,000  A-1+     Colorado HFA MFH Bethesda Living Centers Project
                           3.52% VRDO                                                          9,900,000
                         Colorado Student Loan Authority AMBAC-Insured:
     4,200,000  VMIG 1*    Series 89A 3.60% VRDO AMT                                           4,200,000
    12,500,000  VMIG 1*    Series 90A 3.60% VRDO AMT                                          12,500,000
     6,600,000  VMIG 1*    Series 99A-1 3.55% VRDO                                             6,600,000
     7,500,000  VMIG 1*    Series 99A-3 3.60% VRDO AMT                                         7,500,000
                         Colorado TRAN:
    45,200,000  AAA        Series 2000A 5.00% due 6/27/01 (b)                                 45,269,175
   100,000,000  SP-1+      Series B 5.00% due 6/27/01 (b)                                    100,161,989
                         Denver City & County Airport Revenue:
     7,000,000  A-1+       MBIA-Insured PART 3.60% VRDO                                        7,000,000
     8,420,000  A-1+       MBIA-Insured Series D (Pre-Refunded--Escrowed with
                             U.S. government securities to 11/15/01 Call @ 102)
                             7.75% due 11/15/21 AMT                                            8,753,339
     3,000,000  A-1+       Series A 3.30% due 4/9/01 TECP AMT                                  3,000,000
     8,805,000  A-1+       Series B 3.55% VRDO                                                 8,805,000
    15,000,000  A-1+       Series 97A 4.40% due 6/20/01 TECP AMT                              15,000,000
    22,350,000  MIG 1*   El Paso County School District TAN 4.75% due 6/29/01 (b)             22,376,406
     7,200,000  VMIG 1*  Fiddlers Business District Greenwood Village 3.55% VRDO               7,200,000

                       See Notes to Financial Statements.


7  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Colorado--4.0% (continued)
$   11,200,000  A-1      Lakewood Colorado MFH (Marston Pointe Apartments)
                           3.70% VRDO AMT                                                 $   11,200,000
--------------------------------------------------------------------------------------------------------
                                                                                             334,036,583
--------------------------------------------------------------------------------------------------------
Delaware--0.9%
    47,330,000  A-1+     Delaware EDA Hospital Billing MBIA-Insured Series C
                           3.50% VRDO                                                         47,330,000
    10,000,000  VMIG 1*  Delaware EDA IDR (Star Enterprise Project) Series B
                           FGIC-Insured 3.70% VRDO AMT                                        10,000,000
     8,627,500  A-1      New Castle County Economic Development Revenue
                           Refunding (Henderson McGuire Project) 3.50% VRDO                    8,627,500
     2,675,000  VMIG 1*  New Castle Delaware PCR (General Motors Corp.) 3.50% VRDO             2,675,000
     7,000,000  NR+      Sussex County Delaware (Perdue Farms Inc. Project)
                           3.60% VRDO AMT                                                      7,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              75,632,500
--------------------------------------------------------------------------------------------------------
District of Columbia--1.2%
                         District of Columbia:
   15,650,000   A-1        American University 3.45% VRDO                                     15,650,000
    13,000,000  A-1        Consortium Issue 3.45% VRDO                                        13,000,000
     4,800,000  NR+        Enterprises LLC 3.65% VRDO AMT                                      4,800,000
     3,760,000  A-1+       National Children's Center 3.55% VRDO                               3,760,000
     3,450,000  A-1+       PART FSA-Insured Series 92 3.65% VRDO                               3,450,000
    20,800,000  A-1+       Pooled Loan Revenue Series A 3.55% VRDO                            20,800,000
     6,140,000  A-1+       Putters-Series 152 FSA-Insured 3.55% PART VRDO                      6,140,000
    10,735,000  A-1+       Series B FSA-Insured 3.55% VRDO                                    10,735,000
    13,145,000  A-1      District of Columbia American Society Microbiology Series 99A
                           3.45% VRDO                                                         13,145,000
     4,500,000  A-1+     District of Columbia National Academy of Science
                           AMBAC-Insured TECP Series 99B 4.25% due 6/21/01 (b)                 4,500,000
     6,980,000  A-1+     Macon Pooled Variable Rate PART MBIA-Insured 3.75% VRDO               6,980,000
--------------------------------------------------------------------------------------------------------
                                                                                             102,960,000
--------------------------------------------------------------------------------------------------------
Florida--3.8%
     5,037,500  VMIG 1*  Broward County Airport PART AMBAC-Insured 3.70% VRDO                  5,037,500
    10,000,000  VMIG 1*  Dade County Florida Water & Sewer ABN-AMRO Munitop
                           PART FGIC-Insured 3.56% VRDO                                       10,000,000
     3,450,000  A-1+     Dade County IDR (Dolphins Stadium Project) 3.50% VRDO                 3,450,000
    49,190,000  A-1+     Florida Capital Projects Finance Authority Revenue
                           (Capital Projects Loan Program) FSA-Insured Florida
                           Hospital Association Series 98A 3.50% VRDO                         49,190,000
     4,620,000  A-1+     Florida HFA FHA-Insured PART Series 96 3.60% VRDO AMT                 4,620,000
     6,785,000  VMIG 1*  Florida HFA MFH Benevalent 3.50% VRDO                                 6,785,000

                       See Notes to Financial Statements.


8  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Florida--3.8% (continued)
                         Florida Local Government Community Pooled Project A TECP:
$    2,400,000  A-1        4.25% due 6/6/01                                               $    2,400,000
     2,000,000  A-1        4.25% due 6/6/01 AMT                                                2,000,000
    33,070,000  A-1        4.30% due 6/7/01                                                   33,070,000
    23,750,000  A-1        4.20% due 6/13/01                                                  23,750,000
    14,418,000  A-1        3.35% due 6/28/01 AMT                                              14,418,000
     8,650,000  A-1        3.20% due 8/10/01                                                   8,650,000
     5,450,000  A-1        3.20% due 8/14/01                                                   5,450,000
    10,000,000  AAA      Florida State Turnpike Revenue AMBAC-Insured
                           (Pre-Refunded -- Escrowed with U.S. government
                           securities to 7/1/01 Call @ 100) 6.25% due 7/1/20                  10,043,327
    40,900,000  VMIG 1*  Gulf Breeze Florida Heritage Healthcare Project 3.60% VRDO           40,900,000
     2,000,000  A-1+     Gulf Breeze Municipal Bond Fund Series A 3.50% VRDO                   2,000,000
                         Hillsborough County, FL:
     5,000,000  NR+        IDA Tampa Area YMCA Project Series B 3.60% VRDO                     5,000,000
     3,750,000  A-1+       Lakewood Shores Apartments 3.55% VRDO AMT                           3,750,000
     4,640,000  A-1        Petroleum Packers 3.65% VRDO AMT                                    4,640,000
     6,240,000  NR+      Jacksonville Florida (YMCA Florida First Coast) 3.45% VRDO            6,240,000
     4,450,000  A-1+     Lee County Florida IDR Shell Point Project Series 99B
                           3.52% VRDO                                                          4,450,000
     2,850,000  NR+      Manatee County IDR (Avon Cabinet Corp) 3.70% VRDO AMT                 2,850,000
     2,300,000  A-1+     Miami Dade IDA (Professional Modification) 3.55% VRDO AMT             2,300,000
     7,800,000  NR+      Miami Dade IDR (Lawson Industries Inc.) 3.70% VRDO AMT                7,800,000
     6,670,000  A-1      Nassau County Florida Solid Waste System Revenue
                           3.45% VRDO                                                          6,670,000
     7,700,000  A-1      Orange County Florida Health Facilities Authority Adventist
                           Health Systems 3.52% VRDO                                           7,700,000
     1,110,000  A-1+     Pinellas County HFA St. Marks Village Project 3.50% VRDO              1,110,000
     2,350,000  NR+      Pinellas County Industrial Council IDR (Molex EXT Inc.
                           Project) 3.60% VRDO AMT                                             2,350,000
     5,000,000  A-1+     Polk IDA (Farmland Hydro LLP) Series 99 3.60% VRDO AMT                5,000,000
     2,100,000  NR+      St. John's County Florida HFA MFH Remington 3.60% VRDO                2,100,000
    28,790,000  VMIG 1*  Sunshine State Florida Governmental Financing Committee
                           AMBAC-Insured 3.45% VRDO                                           28,790,000
     4,400,000  A-1+     Tampa Florida Sports Authority Revenue Series PART MBIA-Insured
                           SGA 61 3.65% VRDO                                                   4,400,000
     5,700,000  A-1+     Volusia County HFA Sunrise Pointe Apartments Series A
                           3.55% VRDO AMT                                                      5,700,000
--------------------------------------------------------------------------------------------------------
                                                                                             322,613,827
--------------------------------------------------------------------------------------------------------
Georgia--4.0%
                         Atlanta Airport:
    16,610,000  VMIG 1*    ABN-AMRO Munitops PART FGIC-Insured 3.58% VRDO                     16,610,000
     8,000,000  VMIG 1*    Merlot PART Series C FGIC-Insured 3.64% VRDO AMT                    8,000,000
    14,585,000  VMIG 1*  Atlanta Georgia Development Authority (Clark University
                           Project) Series A 3.55% VRDO                                       14,585,000

                       See Notes to Financial Statements.


9  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Georgia--4.0% (continued)
$    4,360,000  NR+      Atlanta Georgia Water and Waste Revenue Series 459
                           FGIC-Insured 3.55% VRDO                                        $    4,360,000
     3,335,000  NR+      Bacon Georgia IDR (D. L. Lee & Sons Inc. Project)
                           3.55% VRDO AMT                                                      3,335,000
                         Burke County Georgia PCR Oglethrope Power Corp.:
     3,680,000  VMIG 1*    Series A FGIC-Insured 3.45% VRDO                                    3,680,000
     9,000,000  A-1+       Series B AMBAC-Insured TECP 4.15% due 6/14/01                       9,000,000
    17,725,000  A-1+       Series B AMBAC-Insured TECP 4.20% due 6/14/01                      17,725,000
    13,000,000  A-1+       Series B AMBAC-Insured TECP 3.15% due 7/12/01                      13,000,000
     2,900,000  NR+      Carrollton IDR (Holox Limited Project) 3.60% VRDO AMT                 2,900,000
     1,400,000  NR+      Cobb County IDR (RLR Industries Inc. Project) 3.60% VRDO AMT          1,400,000
     2,500,000  NR+      Dawson County Georgia IDR (Philips & Brooks Gladwin)
                           3.65% VRDO AMT                                                      2,500,000
     3,500,000  NR+      Decatur and Bainbridge Counties Development Authority
                           (Thomas & Betts Project) 3.60% VRDO AMT                             3,500,000
     4,735,000  NR+      De Kalb County Georgia St. Martin's Episcopal School
                           3.50% VRDO                                                          4,735,000
     1,800,000  NR+      Dodge County IDA (Sylvan Hardwoods LLC Project)
                           3.60% VRDO AMT                                                      1,800,000
     6,200,000  A-1+     Fayette County IDR (Gardner Denver Co.) 3.65% VRDO AMT                6,200,000
                         Fulton County VRDO:
    10,100,000  A-1+       DFA Alfred and Adele Davis Academy 3.50%                           10,100,000
     9,350,000  VMIG 1*    Flight Safety Equipment Improvement Series 99 3.60% AMT             9,350,000
    35,070,000  VMIG 1*    Flight Safety Equipment Series 99B 3.55% AMT                       35,070,000
    10,400,000  A-1        HSG MFH (Holcombs Landing Apartments) 3.55%                        10,400,000
     7,750,000  A-1+       HSG (Spring Creek) 3.50%                                            7,750,000
     3,000,000  NR+        IDA (Charles Mackarvich Project) 3.60% AMT                          3,000,000
     1,450,000  NR+        PCR (General Motors Corp. Project) 3.50%                            1,450,000
    20,000,000  VMIG 1*  Gainesville EDA Riverside Military Project 3.50% VRDO                20,000,000
                         Georgia Municipal Electricity Authority Power Revenue:
     4,000,000  A-1+       Muni Electric Authority TECP 4.05% due 4/5/01 (b)                   4,000,000
     9,850,000  A-1+       Muni Electric Authority TECP 4.13% due 4/5/01 (b)                   9,850,000
    14,610,000  A-1+       PART FGIC-Insured 3.55% VRDO                                       14,610,000
     5,000,000  A-1+       Special Obligation PART MBIA-Insured 3.60% VRDO                     5,000,000
     9,235,000  AAA      Georgia State GO Series D 5.80% due 11/1/01 (b)                       9,315,753
     3,000,000  NR+      Georgia State Port Authority (Colonels Terminal Project)
                           3.60% VRDO AMT                                                      3,000,000
     5,180,000  A-1+     Griffin-Spalding County IDA (Norcom Inc.) 3.62% VRDO AMT              5,180,000
     7,500,000  NR+      Harralson County Development IDR (Gold Kist Project)
                           3.60% VRDO AMT                                                      7,500,000
     2,000,000  NR+      Jackson County IDA (Snider Tire Inc.) 3.60% VRDO AMT                  2,000,000
     1,180,000  A-1+     Metro Atlanta Rapid Transit PART MBIA-Insured 3.55% VRDO              1,180,000
    34,435,000  A-1+     Private Colleges and Universities (Emory University) PART
                           Series SG 146 3.55% VRDO                                           34,435,000
     6,400,000  A-1+     Richmond County DFA (Mary on the Hill Project) 3.50% VRDO             6,400,000

                       See Notes to Financial Statements.


10  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Georgia--4.0% (continued)
$    2,050,000  NR+      Screven County IDA IDR (Sylvania Yarn Systems Inc. Project)
                           3.55% VRDO AMT                                                 $    2,050,000
     5,500,000  NR+      Smyrna Housing Authority MFH Revenue
                           (Walton Grove Project) 3.60% VRDO AMT                               5,500,000
     4,700,000  A-1+     Thomaston-Upson County IDA (De Ster Production Corp.)
                           Series A 3.60% VRDO AMT                                             4,700,000
                         Tift County IDA:
     4,600,000  A-1+       Burlen Corp. 3.65% VRDO AMT                                         4,600,000
     3,000,000  NR+        Queen Carpet Corp. Series A 3.60% VRDO AMT                          3,000,000
     1,900,000  NR+      Valdosta-Lowndes (Southern Pecan Co.) 3.65% VRDO AMT                  1,900,000
--------------------------------------------------------------------------------------------------------
                                                                                             334,670,753
--------------------------------------------------------------------------------------------------------
Hawaii--0.4%
     2,000,000  VMIG 1*  Hawaii HSG Finance & Development Corp. Series 93A
                           3.75% VRDO                                                          2,000,000
                         Honolulu Hawaii City and County:
    16,190,000  A-1+       Series A 3.40% VRDO                                                16,190,000
     1,500,000  A-1+       Series B 3.40% VRDO                                                 1,500,000
    10,845,000  A-1+     Honolulu Hawaii PART Series 2001-119 FSA-Insured
                           3.35% due 6/14/01(b)                                               10,845,000
--------------------------------------------------------------------------------------------------------
                                                                                              30,535,000
--------------------------------------------------------------------------------------------------------
Idaho--0.2%
     1,500,000  A-1      Idaho HFA Balmoral Apartments Project 3.80% VRDO AMT                  1,500,000
    15,000,000  MIG 1*   Idaho State TAN Series 2000 5.38% due 6/29/01 (b)                    15,035,206
--------------------------------------------------------------------------------------------------------
                                                                                              16,535,206
--------------------------------------------------------------------------------------------------------
Illinois--8.6%
    10,660,000  A-1+     Central Lake Community Joint Action Water Agency
                           Interim Water Revenue PART FGIC-Insured 3.55% VRDO                 10,660,000
     5,500,000  NR+      Centralia IDR (Hollywood Brands) Series 83 3.50% VRDO                 5,500,000
                         Chicago Board of Education:
    20,000,000  A-1+       PART AMBAC-Insured 3.55% VRDO                                      20,000,000
    12,600,000  A-1+       Series D FSA-Insured 3.50% VRDO                                    12,600,000
    15,000,000  A-1+     Chicago GO PART FGIC-Insured 3.60% VRDO                              15,000,000
                         Chicago IDA:
     5,400,000  A-1+       Ampere Automotive 3.62% VRDO AMT                                    5,400,000
     3,850,000  A-1+       Freedman Seating Co. Project 3.62% VRDO AMT                         3,850,000
                         Chicago Illinois:
     9,000,000  A-1+       GO Equipment Notes 4.38% due 10/4/01                                9,000,000
    10,000,000  A-1+       GO Series A 4.25% due 6/15/01(b)                                   10,000,000
    16,650,000  A-1+       O'Hare International Airport Revenue PART
                             AMBAC-Insured 3.60% VRDO AMT                                     16,650,000
    20,545,000  A-1+       Sales Tax Revenue PART FGIC-Insured 3.55% VRDO                     20,545,000
    34,400,000  A-1+       Tax Increment Senior Lien Series A 3.50% VRDO                      34,400,000
    40,875,000  A-1+       Water Revenue PART Series 93 3.65% VRDO                            40,875,000

                       See Notes to Financial Statements.


11  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Illinois--8.6% (continued)
$    6,475,000  A-1+     Chicago MFH Barbara Jean Wright Apartments
                           3.62% VRDO AMT                                                 $    6,475,000
                         Chicago O'Hare International Airport:
    21,445,000  VMIG 1*    Series 2000 AMBAC-Insured 3.65% VRDO AMT                           21,445,000
       800,000  A-1+       Series A 3.40% VRDO                                                   800,000
    28,940,000  A-1      Chicago School Board of Education Series 91 PART
                           FGIC-Insured 3.60% VRDO                                            28,940,000
    21,000,000  SP-1+    Chicago Tender Notes Series 99 3.65% due 8/9/01                      21,000,000
    42,840,000  VMIG 1*  Chicago Water Revenue PART FGIC-Insured 3.58% VRDO                   42,840,000
                         Cook County GO PART:
    19,657,000  VMIG 1*    FGIC-Insured 3.58% VRDO                                            19,657,000
     8,235,000  A-1+       MBIA-Insured 3.60% VRDO                                             8,235,000
     3,747,000  VMIG 1*    Series 458 FGIC-Insured 3.55% VRDO                                  3,747,000
                         Cook County IDR:
     2,500,000  A-1+       Kenneth Properties Project 3.62% VRDO AMT                           2,500,000
     2,550,000  A-1+       Little Lady Foods Inc. 3.62% VRDO AMT                               2,550,000
     3,175,000  NR+      Crawford County Illinois MFH Facilities Revenue
                           (Fair-Rite Products Corp.) 3.60% VRDO AMT                           3,175,000
     1,500,000  A-1+     Elmhurst Illinois Revenue Joint Common Accredation
                           Healthcare 3.50% VRDO                                               1,500,000
                         Illinois Development Finance Authority:
     5,700,000  A-1+       Amtex Steel 3.62% VRDO AMT                                          5,700,000
     4,485,000  A-1+       CHS Aquistion Corp. 3.62% VRDO AMT                                  4,485,000
     4,545,000  A-1+       F.C. Ltd. Partnership Project 3.62% VRDO AMT                        4,545,000
     1,500,000  A-1+       IDA Nuqay Industries Inc. 3.62% VRDO AMT                            1,500,000
     1,600,000  A-1+       Kindlon Partners Project 3.62% VRDO AMT                             1,600,000
    13,000,000  VMIG 1*    Local Government Financing Project Series A AMBAC-Insured
                             3.65% VRDO                                                       13,000,000
    15,300,000  A-1+       PCR (Commonwealth Edison Co. Project) Series B
                             3.45% VRDO                                                       15,300,000
     5,000,000  A-1+       Praire Packaging Inc. 3.62% VRDO AMT                                5,000,000
     3,665,000  A-1+       Profile Plastics 3.62% VRDO AMT                                     3,665,000
     3,000,000  A-1+       Roll Service Inc. Project 3.70% VRDO AMT                            3,000,000
     8,500,000  A-1+       Safety Education - Foundation For Safety 3.54% VRDO                 8,500,000
     2,000,000  A-1+       Sinai Community Institution Project 3.54% VRDO                      2,000,000
     3,000,000  A-1+       Universal Press Inc. Project Series A 3.62% VRDO AMT                3,000,000
     3,355,000  A-1+       6 West Hubbard Street 3.55% VRDO AMT                                3,355,000
                         Illinois Housing Development Authority:
     2,740,000  A-1+       Community Howard Theatre 3.62% VRDO AMT                             2,740,000
    13,860,000  A-1+       Residential Mortgage Revenue PART AMBAC-Insured
                             4.45% due 4/19/01 VRDO AMT                                       13,860,000
     2,995,000  A-1+     Illinois Health Facilities Alexian Medical Center Series D
                           MBIA-Insured 3.20% due 7/13/01                                      2,995,000
                         Illinois Health Facilities Authority Revenue:
    10,525,000  VMIG 1*    Edgewater Medical Center Series B 3.58% VRDO                       10,525,000

                       See Notes to Financial Statements.


12 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Illinois--8.6% (continued)
                           Pekin Memorial Hospital:
$   10,000,000  VMIG 1*      Series 97 3.58% VRDO                                         $   10,000,000
    13,850,000  VMIG 1*      Series B 3.58% VRDO                                              13,850,000
     5,900,000  VMIG 1*      Series C 3.58% VRDO                                               5,900,000
     1,000,000  A-1+       Revolving Fund Pool 3.50% VRDO                                      1,000,000
     6,000,000  VMIG 1*    Riverside Health Systems 3.52% VRDO                                 6,000,000
    15,680,000  A-1+       SSM Health MBIA-Insured 3.35% due 4/2/01 TECP                      15,680,000
                           University of Chicago:
    10,000,000  A-1+         4.35% due 6/15/01 TECP                                           10,000,000
     1,700,000  A-1+         Hospital MBIA-Insured 3.65% VRDO                                  1,700,000
    20,000,000  A-1+         Series 85 3.25% due 4/5/01 (b)                                   20,000,000
    15,735,000  A-1+     Illinois RTA PART FGIC-Insured 3.55% VRDO                            15,735,000
                         Illinois State GO PART:
     9,985,000  A-1+       FGIC-Insured 4.35% due 6/7/01 (b)                                   9,985,000
     4,275,000  VMIG 1*    MBIA-Insured Series 214 3.55% VRDO                                  4,275,000
    22,900,000  A-1      Illinois State Toll Highway Authority PART Series 98-67
                           FSA-Insured 5.70% VRDO                                             22,900,000
     1,600,000  VMIG 1*  Illinois Student Assistance Community Student Loan
                           Revenue Series A MBIA-Insured 3.55% VRDO AMT                        1,600,000
     1,700,000  A-1+     Joliet Illinois Regular Port District (Exxon Mobil Corp. Project)
                           3.55% VRDO                                                          1,700,000
     3,500,000  A-1+     Lisle MFH (Ashley of Lisle Project) 3.48% VRDO                        3,500,000
     3,300,000  A-1+     Lockport IDR (Panduit Corp. Project) 3.65% VRDO AMT                   3,300,000
                         Madison County Environmental Improvement Revenue
                           (Shell Oil Project):
     6,400,000  A-1+         Series A 3.55% VRDO AMT                                           6,400,000
     6,930,000  A-1+         Shell Wood River Refining 3.55% VRDO AMT                          6,930,000
    19,360,000  A-1+     Metropolitan Pier Export Authority McCormick PART
                           FGIC-Insured 3.55%                                                 19,360,000
     1,950,000  A-1+     Oak Lawn Illinois IDR (Lavergne Partners Project)
                           3.62% VRDO AMT                                                      1,950,000
     7,900,000  A-1+     Palos Hills Illinois MFH (Green Oaks Project) 3.62% VRDO AMT          7,900,000
     5,250,000  NR+      Pekin IDR Refunding (BOC Group Inc. Project) 3.50% VRDO               5,250,000
     6,700,000  A-1+     Plainfield Illinois IDR PM Venture Inc. Project 3.62% VRDO AMT        6,700,000
     2,855,000  A-1+     Round Lake Beach IDR Midwest Printed Circuit Project
                           3.62% VRDO AMT                                                      2,855,000
     6,000,000  A-1+     Shaumberg MFH (Windsong Apartments) 3.54% VRDO                        6,000,000
    14,500,000  A-1+     University of Illinois Revenue Health Services Facilities
                           Systems Series B 3.45% VRDO                                        14,500,000
     4,200,000  A-1+     Will County Illinois Environmental Revenue
                           (Exxon Mobil Oil Corp.) 3.50% VRDO AMT                              4,200,000
    22,905,000  A-1+     Will County MFH (Woodland Crest Hill Project)
                           3.62% VRDO AMT                                                     22,905,000
--------------------------------------------------------------------------------------------------------
                                                                                             724,189,000
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


13 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Indiana--1.1%
$    1,485,000  NR+      Bluffton IDR (Snider Tire Inc. Project) 3.60% VRDO AMT           $    1,485,000
    21,980,000  A-1      Fort Wayne Indiana Hospital Revenue Series 1997
                           (Parkview Memorial) MBIA-Insured PART 3.60% VRDO                   21,980,000
     5,334,000  VMIG 1*  Franklin EDA (Pedcor Investments) 3.58% VRDO AMT                      5,334,000
     3,500,000  NR+      Indiana Educational Facility (Wesleyan Series B) 3.65% VRDO           3,500,000
     5,300,000  A-1+     Indiana Health Facility Financing Authority Hospital Revenue
                           Education Loan Revenue Series 88B AMBAC-Insured
                           3.60% VRDO AMT                                                      5,300,000
     8,000,000  A-1+     Indiana State DFA Solid Waste Disposal Revenue
                           (Pure Air on the Lake) 3.25% due 6/8/01(b)                          8,000,000
     4,100,000  A-1+     Indianapolis EDA (Herff Jones Inc. Project) 3.62% VRDO AMT            4,100,000
     7,500,000  NR+      Indianapolis EDA (Pedcor Waterfront Investments)
                           Series 99A 3.65% VRDO AMT                                           7,500,000
    13,000,000  MIG 1*   Indianapolis Indiana Thermal Series A 5.00% due 5/1/01               13,006,843
     2,080,000  VMIG 1*  Jeffersonville EDA Apollo America Corp. Project
                           3.60% VRDO AMT                                                      2,080,000
     5,500,000  A-1+     Newton County EDA (Intec Group Inc.) 3.62% VRDO AMT                   5,500,000
     3,785,000  A-1+     North Vernon EDA Oak Meadows Apartments Project
                           3.60% VRDO AMT                                                      3,785,000
     5,000,000  A-1      Rockport (AK Steel Corp.) Series 99A 3.55% VRDO AMT                   5,000,000
     4,700,000  A-1+     Whiting Indiana Sewer & Solid Waste Disposal Revenue
                           (Amoco Oil Project) 3.80% VRDO AMT                                  4,700,000
--------------------------------------------------------------------------------------------------------
                                                                                              91,270,843
--------------------------------------------------------------------------------------------------------
Iowa--1.5%
                         Iowa Financing Authority IDR:
    15,670,000  A-1+       Iowa Health Systems Series B AMBAC-Insured 3.50% VRDO              15,670,000
     3,500,000  NR+        Monarch Manufacturing Co. 4.00% VRDO AMT                            3,500,000
     3,830,000  NR+        Sauer Sundstrand Co. Project 3.60% VRDO AMT                         3,830,000
     4,600,000  A-1+     Iowa Higher Education Authority Private College MBIA-Insured
                           3.55% VRDO                                                          4,600,000
                         Iowa State School Cash Anticipation Notes:
    48,500,000  SP-1+      Series A 5.50% due 6/22/01 (b)                                     48,605,255
    45,000,000  SP-1+      Series B FSA-Insured 3.875% due 1/30/02 (b)                        45,307,331
     1,600,000  A-1+     West Des Moines Iowa Greyhound Lines 3.45% VRDO                       1,600,000
--------------------------------------------------------------------------------------------------------
                                                                                             123,112,586
--------------------------------------------------------------------------------------------------------
Kansas--0.3%
     4,400,000  NR+      Fredonia Revenue Exempt Facilities (Systech Enrvironmental)
                           3.75% VRDO AMT                                                      4,400,000
     5,640,000  VMIG 1*  Kansas DFA Health Facilities Revenue Deaconess Long
                           Term Care Series C 3.58% VRDO                                       5,640,000
    12,500,000  A-1+     Kansas State Department of Transportation Highway
                           Revenue Series C-2 3.50% VRDO                                      12,500,000
     1,725,000  NR+      Lawrence IDR (Ram Co. Project) Series A 3.60% VRDO AMT                1,725,000

                       See Notes to Financial Statements.


14 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Kansas--0.3% (continued)
$    4,400,000  NR+      Wichita Kansas Airport Authority Revenue (Flight
                           Safety International Project) 3.50% VRDO                       $    4,400,000
--------------------------------------------------------------------------------------------------------
                                                                                              28,665,000
--------------------------------------------------------------------------------------------------------
Kentucky--2.3%
     8,700,000  P-1*     Boone County IDR Curtin Matheson Science 3.55% VRDO AMT               8,700,000
                         Daviess County Kentucky Exempt Facility:
     3,000,000  A-1+       Exempt Facility (Kimberly Clark Tissue Project)
                             3.65% VRDO AMT                                                    3,000,000
                           Kentucky Solid Waste Disposal (Scott Paper Co.):
     1,850,000  A-1+         Project A 3.65% VRDO AMT                                          1,850,000
     4,800,000  A-1+         Project B 3.65% VRDO AMT                                          4,800,000
    12,000,000  NR+      Hancock County IDR (Southwire Co. Project) Series 92A
                           3.65% VRDO                                                         12,000,000
     8,000,000  VMIG 1*  Fulton County (United Healthcare Hospital Co.) 3.55% VRDO             8,000,000
                         Kentucky Asset Liability:
    21,402,000  VMIG 1*    3.20% due 7/16/01 TECP                                             21,402,000
     2,280,000  VMIG 1*    Series 98A 3.20% due 7/16/01 TECP                                   2,280,000
    84,886,600  SP-1+    Kentucky Association of Counties Advance Revenue Cash Flow
                           Borrowing 5.00% due 6/29/01 (b)                                    84,985,588
     5,000,000  A-1+     Kentucky Higher Education Student Loan Revenue Series E
                           AMBAC-Insured 3.55% VRDO AMT                                        5,000,000
     5,600,000  A-1+     Louisville and Jefferson County Kyregl Airport Authority
                           United Parcel Service Series B 3.70% VRDO                           5,600,000
    33,930,000  A-1+     Louisville and Jefferson Kentucky Metropolitan Sewer and
                           Drain System Series PART SG 132 FGIC-Insured 3.55% VRDO            33,930,000
     3,900,000  A-1+     Owensboro IDA (West Irving Die Castings) 3.62% VRDO AMT               3,900,000
--------------------------------------------------------------------------------------------------------
                                                                                             195,447,588
--------------------------------------------------------------------------------------------------------
Louisiana--1.4%
     5,650,000  A-1+     Caddo Parish LA IDB (Atlas Project/ Penzoil Products) Series B
                           3.50% VRDO                                                          5,650,000
     5,000,000  VMIG 1*  Calcasieu Parish IDB Environmental Revenue Citgo Petroleum
                           Corp. 3.60% VRDO AMT                                                5,000,000
                         Louisiana Local Government Environmental Facility
                           Development Authority (BASF Corp Project):
     6,000,000  A-1+         Series A 3.60% AMT                                                6,000,000
    11,000,000  A-1+         Series B 3.55%                                                   11,000,000
    12,000,000  A-1+     Louisiana PFA Willis-Knighton Medical Center Project
                           AMBAC-Insured 3.60% VRDO                                           12,000,000
                         Louisiana State GO:
    10,000,000  A-1        PART AMBAC-Insured 3.60% VRDO                                      10,000,000
    10,000,000  A-1        PART FSA-Insured 3.60% VRDO                                        10,000,000
    15,000,000  AAA        Series A FGIC-Insured 6.00% due 8/1/01 (b)                         15,079,678

                       See Notes to Financial Statements.


15  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Louisiana--1.4% (continued)
$   24,715,000  A-1+     New Orleans Aviation Board Revenue Refunding Series B
                           MBIA-Insured 3.55% VRDO                                        $   24,715,000
     3,000,000  NR+      Plaquemines Parish Louisiana Environmental Revenue
                           (BP Exploration and Oil) 3.55% VRDO                                 3,000,000
     5,000,000  NR+      Quachita Parish IDB IDR (Sulzer Escher Wyss Project)
                           3.60% VRDO AMT                                                      5,000,000
    11,700,000  A-1+     St. Charles Parish Louisiana PCR Shell Oil Co. (Norco Project)
                           3.55% VRDO                                                         11,700,000
     1,000,000  NR+      Vermillion Parish IDR (Garan Inc. Project) 3.60% VRDO AMT             1,000,000
--------------------------------------------------------------------------------------------------------
                                                                                             120,144,678
--------------------------------------------------------------------------------------------------------
Maine--0.1%
     7,285,000  A-1      Westbrook Revenue (Southern Container Corp. Project)
                           3.65% VRDO AMT                                                      7,285,000
--------------------------------------------------------------------------------------------------------
Maryland--3.3%
    22,185,000  VMIG 1*  Baltimore County Oak Crest Village Inc. Project Series A
                           4.35% VRDO                                                         22,185,000
     7,505,000  A-1+     Baltimore Maryland GO PART 4.35% due 6/7/01                           7,505,000
    12,700,000  A-1+     Baltimore Maryland IDA Capital Acquisition 3.45% VRDO                12,700,000
     3,400,000  A-1+     Frederick County Retirement Community Revenue
                           Buckinghams Choice 3.50% VRDO                                       3,400,000
    20,000,000  A-1+     Gaithersburg Maryland EDA Asbury Methodist MBIA-Insured
                           3.50% VRDO                                                         20,000,000
                         Howard County Maryland:
    22,950,000  SP-1+      BAN Series A 4.50% due 4/13/01                                     22,952,171
     2,500,000  A-1+       MFH Revenue (Avalon Meadows Project) 3.45% VRDO                     2,500,000
    10,620,000  NR+        MFH Revenue PART 1021 3.65% VRDO                                   10,620,000
     9,575,000  A-1+     Maryland GO PART 389 4.35% due 6/7/01                                 9,575,000
    62,900,000  VMIG 1*  Maryland Stadium Authority Sports Facilities Lease Revenue
                           3.55% VRDO AMT                                                     62,900,000
     6,200,000  A-1+     Maryland State EFA Solid Waste Disposal Revenue
                           (Cimenteries Project) 3.55% VRDO AMT                                6,200,000
                         Maryland State Health & Higher Educational Facilities
                           Authority Revenue:
       900,000  VMIG 1*      Charlestown Community Series A 3.50% VRDO                           900,000
    14,700,000  A-1+         Pooled Loan Program 3.55% VRDO                                   14,700,000
                         Montgomery County EDA (Howard Hughes Medical Center):
    25,500,000  A-1+       Series 90B 3.45% VRDO                                              25,500,000
    23,500,000  A-1+       Series A 3.45% VRDO                                                23,500,000
    25,500,000  A-1+       Series C 3.45% VRDO                                                25,500,000
     6,265,000  A-1+     Montgomery County Maryland GO PART 4.35% due 6/7/01 (b)               6,265,000
--------------------------------------------------------------------------------------------------------
                                                                                             276,902,171
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


16  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Massachusetts--3.0%
$    1,226,000  VMIG 1*  Clipper Massachusetts Tax Exempt Trust PART AMBAC-Insured
                           3.55% VRDO                                                     $    1,226,000
    15,000,000  MIG 1*   Dartmouth Massachusetts BAN 4.75% due 11/28/01                       15,042,687
    12,025,000  MIG 1*   East Longmeadow Massachusetts BAN 4.00% due 8/1/01                   12,062,851
                         Massachusetts DFA:
       495,000  VMIG 1*    Dean College 3.40% VRDO                                               495,000
     4,900,000  A-1+       Draper Laboratory Issue MBIA-Insured 3.40% VRDO                     4,900,000
     1,200,000  A-1        Leaktite Corp. 3.60% VRDO AMT                                       1,200,000
     2,065,000  A-1        Metal Crafters Inc. 3.60% VRDO AMT                                  2,065,000
    14,440,000  A-1+       MFH Revenue PART 514 3.75% VRDO                                    14,440,000
     2,100,000  VMIG 1*    Notre Dame Health Care 3.85% VRDO                                   2,100,000
                         Massachusetts GO:
     5,900,000  VMIG 1*    PART Series 240 3.42% VRDO                                          5,900,000
     3,825,000  VMIG 1*    PART Series 314 3.50% VRDO                                          3,825,000
    12,500,000  A-1+       Series A 3.30% VRDO                                                12,500,000
    46,100,000  A-1+       Series B 3.30% VRDO                                                46,100,000
                         Massachusetts HEFA:
     9,620,000  A-1+       Berkelee College of Music Series D MBIA-Insured
                             3.20% VRDO                                                        9,620,000
     1,200,000  A-1+       Harvard University Series Y 3.20% VRDO                              1,200,000
     5,500,000  A-1+       Partners Healthcare System FSA-Insured 3.30% VRDO                   5,500,000
     1,000,000  A-1+     Massachusetts HFA, PART 271 MBIA-Insured 3.50% VRDO                   1,000,000
                         Massachusetts Municipal Wholesale Electrical Co.:
     5,000,000  A-1+       2.95% due 4/5/01 TECP                                               5,000,000
     5,400,000  A-1+       Series C MBIA-Insured 3.30% VRDO                                    5,400,000
    24,400,000  MIG 1*   Massachusetts State BAN Series A 5.00% due 9/6/01                    24,471,905
                         Massachusetts State Turnpike Authority Metropolitan
                           Highway System PART:
     6,715,000  A-1+         Series 334 MBIA-Insured 3.50% VRDO                                6,715,000
     6,900,000  A-1+         Series 335 AMBAC-Insured 3.45% VRDO                               6,900,000
                         Massachusetts Water 1995 TECP:
     6,500,000  A-1+       3.25% due 4/3/01                                                    6,500,000
     6,600,000  A-1+       3.15% due 7/12/01                                                   6,600,000
                         Massachusetts Water Resource Authority:
       500,000  A-1+       Series A 3.30% VRDO                                                   500,000
    14,800,000  A-1+       Series D FGIC-Insured 3.30% VRDO                                   14,800,000
     4,100,000  A-1+       Series 336 FSA-Insured 3.65% VRDO                                   4,100,000
    19,000,000  MIG 1*   New Bedford Massachusetts BAN 4.75% due 6/22/01                      19,017,499
    10,000,000  MIG 1*   Springfield Massachusetts BAN 4.88% due 11/13/01                     10,028,110
--------------------------------------------------------------------------------------------------------
                                                                                             249,209,052
--------------------------------------------------------------------------------------------------------
Michigan--2.9%
     7,053,000  A-1+     Detroit Michigan Educational Development Authority
                           Waterfront Reclamation Series A 3.55% VRDO                          7,053,000
    10,000,000  AAA      Detroit Michigan Sewer Disposal Revenue FGIC-Insured
                           6.63% due 7/1/01 (b)                                               10,190,727

                       See Notes to Financial Statements.


17  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Michigan--2.9% (continued)
$   10,619,000  VMIG 1*  Dewitt Public School ABN-AMRO Munitop PART FSA-Insured
                           3.52% VRDO                                                     $   10,619,000
     2,500,000  VMIG 1*  Grand Rapids Michigan Water Supply PART FGIC-Insured
                           3.40% VRDO                                                          2,500,000
                         Michigan State Housing Development Authority:
     4,000,000  VMIG 1*    PART FSA-Insured Series A 3.60% VRDO                                4,000,000
     5,250,000  NR+        PART FSA-Insured Series D 4.45% due 12/1/01 AMT                     5,250,000
                         Michigan State Muni Board Authority:
    53,460,000  SP-1+      Series A-1 4.75% due 4/26/01                                       53,477,551
    72,640,000  SP-1+      Series C-2 5.00% due 8/23/01                                       72,832,295
                         Michigan Strategic Fund PCR:
     6,200,000  SP-1+      Consumers Power Project AMBAC-Insured 3.55% VRDO                    6,200,000
    37,880,000  VMIG 1*    General Motors Corp. Project 3.50% VRDO                            37,880,000
     2,500,000  P-1*     Michigan Strategic Fund Solid Waste Disposal Revenue
                           (Grayling Generating) 3.50% VRDO AMT                                2,500,000
     7,000,000  A-1      Saline EDA (Associate Spring Project) Series 88
                           3.65% VRDO AMT                                                      7,000,000
    10,000,000  A-1      Saline EDA (Evangelical Homes Project) 3.55% VRDO                    10,000,000
                         University of Michigan:
     3,575,000  VMIG 1*    Medical Service Plan Series A 3.60% VRDO                            3,575,000
     3,120,000  VMIG 1*    Series 92 A 3.60% VRDO                                              3,120,000
     2,000,000  VMIG 1*    Series A 3.60% VRDO                                                 2,000,000
     6,950,000  A-1+     Wayne Charter County Airport Revenue (Detroit Metropolitan
                           Community) 3.50% VRDO AMT                                           6,950,000
--------------------------------------------------------------------------------------------------------
                                                                                             245,147,573
--------------------------------------------------------------------------------------------------------
Minnesota--0.0%
     2,000,000  MIG 1*   Minnesota State Higher Education Facilities Authority
                           Revenue (Saint Olaf College) 3.60% VRDO                             2,000,000
     1,300,000  A-1+     St. Paul Minnesota Port Authority Cooling Revenue 2001
                           Series M 3.70% VRDO                                                 1,300,000
--------------------------------------------------------------------------------------------------------
                                                                                               3,300,000
--------------------------------------------------------------------------------------------------------
Miscellaneous--0.5%
                         Pooled Puttable Floating Options Tax-Exempt PART:
    29,455,000  A-1+       AMBAC/FSA/FGIC/MBIA-Insured PSFG 3.80% VRDO                        29,455,000
     3,780,000  VMIG 1*    FHA-Insured 3.65% VRDO AMT                                          3,780,000
     6,390,000  A-1+       GNMA-Collateralized 3.65% VRDO AMT                                  6,390,000
--------------------------------------------------------------------------------------------------------
                                                                                              39,625,000
--------------------------------------------------------------------------------------------------------
Mississippi--0.5%
     2,050,000  A-1+     Canton Mississippi IDR (Levi Strauss & Co. Project) 3.55% VRDO        2,050,000
     3,000,000  P-1*     Jackson County Mississippi Individual Sewer Facilities
                           Revenue (Chevron USA Inc. Project) 3.55% VRDO AMT                   3,000,000
     5,800,000  NR+      Jackson County Mississippi Port Facilities Revenue
                           (Chevron USA Inc. Project) 3.50% VRDO                               5,800,000

                       See Notes to Financial Statements.


18  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Mississippi--0.5% (continued)
$   14,000,000  A-1+     Mississippi College Project Series 99A 3.55% VRDO                $   14,000,000
     6,585,000  A-1+     Mississippi Home Mortgage Corp. Single-Family Revenue
                           PART 3.60% VRDO AMT                                                 6,585,000
     5,350,000  NR+      Newton IDR Refunding (La-Z-Boy Chair Co. Project)
                           3.50% VRDO                                                          5,350,000
     2,800,000  NR+      Washington County IDR (La-Z-Boy Chair Co. Project)
                           3.60% VRDO AMT                                                      2,800,000
--------------------------------------------------------------------------------------------------------
                                                                                              39,585,000
--------------------------------------------------------------------------------------------------------
Missouri--0.9%
     2,100,000  A-1+     Jefferson County Missouri IDA MFH (Sunset Pointe)
                           3.65% VRDO AMT                                                      2,100,000
     1,755,000  NR+      Joplin Missouri IDA Revenue Smith and Smith Investments
                           3.65% VRDO AMT                                                      1,755,000
     6,200,000  A-1+     Kansas City IDA MFH Crooked Creek Apartments Project
                           Series A 3.62% VRDO AMT                                             6,200,000
     6,780,000  VMIG 1*  Missouri Health Facility Deaconess Long Term Care 3.58% VRDO          6,780,000
                         Missouri HEFA:
     4,060,000  A-1+       Barnes Hospital Project 3.45% VRDO                                  4,060,000
     4,300,000  NR+        Model Cities Health Corp. 3.55% VRDO                                4,300,000
     4,000,000  A-1+     Missouri State Environmental Improvement and Energy
                           Authority (Utilicorp United Inc.) 3.65% VRDO AMT                    4,000,000
    11,395,000  A-1+     St. Louis Airport Revenue PART FGIC-Insured 3.63% VRDO AMT           11,395,000
    32,000,000  MIG 1*   University of Missouri Capital Project 5.25% due 6/29/01             32,067,295
     4,000,000  NR+      Versailles IDA IDR Refunding (Gates Rubber Co. Project)
                           3.65% VRDO                                                          4,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              76,657,295
--------------------------------------------------------------------------------------------------------
Montana--0.0%
     1,925,000  A-1+     Montana State EDA Farmers Union Center Exchange
                           3.60% VRDO AMT                                                      1,925,000
--------------------------------------------------------------------------------------------------------
Nebraska--0.4%
     5,100,000  A-1+     Lancaster County Nebraska Hospital Authority Health Facilities
                           Revenue (Immanuel Health Systems) Series A 3.55% VRDO               5,100,000
     5,430,000  VMIG 1*  Nebraska Education Finance Authority Revenue Creighton
                           University Project AMBAC-Insured 3.55% VRDO                         5,430,000
     4,495,000  VMIG 1*  Nebraska Helpers Inc. PART 517 MBIA-Insured 3.62% VRDO                4,495,000
     2,650,000  A-1+     Nebraska Higher Education Loan Program Income Revenue
                           Student Loan Program Series 1986B 3.70% VRDO AMT                    2,650,000
    19,995,000  A-1      Nebraska Inventory Finance Authority Single-Family Housing
                           Revenue Merlot PART GNMA/FNMA-Collateralized
                           3.64% VRDO AMT                                                     19,995,000
--------------------------------------------------------------------------------------------------------
                                                                                              37,670,000
--------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.


19  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Nevada--1.2%
$   17,000,000  VMIG 1*  Clark County Nevada School District Series B FSA-Insured
                           3.55% VRDO                                                     $   17,000,000
                         Las Vegas Nevada Water District GO TECP:
    17,000,000  A-1+       Series A 3.35% due 7/20/01                                         17,000,000
     4,600,000  A-1+       Series A 3.15% due 9/11/01                                          4,600,000
     2,000,000  A-1+     Las Vegas Nevada Water District Series 97A TECP
                           3.35% due 6/13/01                                                   2,000,000
    12,500,000  A-1+     Nevada Department of Business & Industry PCR
                           (Barrick Goldstrike Mines) 3.55% VRDO AMT                          12,500,000
    26,785,000  A-1+     Nevada Housing Division (Park Vista Apartments) Series 91A
                           3.45% VRDO                                                         26,785,000
     4,460,000  VMIG 1*  Nevada Muni Bond Bank Munitop PART MBIA-Insured
                           3.58% VRDO                                                          4,460,000
     2,657,500  VMIG 1*  Nevada State GO Floater Certificates Series 461 3.55% VRDO            2,657,500
    11,000,000  A-1+     Nevada State GO PART 3.55% VRDO                                      11,000,000
--------------------------------------------------------------------------------------------------------
                                                                                              98,002,500
--------------------------------------------------------------------------------------------------------
New Hampshire--0.5%
     8,000,000  A-1      New Hampshire Higher Educational & Health Facilities
                           Authority Revenue Kendal at Hanover Issue 3.45% VRDO                8,000,000
                         New Hampshire State Business Finance Authority:
    17,000,000  A-1+       Lonza Biologics Inc. Series 98 3.58% VRDO AMT                      17,000,000
     2,400,000  A-1+       Luminescent Sys Inc. 3.60% VRDO AMT                                 2,400,000
     2,180,000  A-1        Park Nameplate Co. 3.65% VRDO AMT                                   2,180,000
     4,400,000  NR+        Tap North America Project 3.60% VRDO AMT                            4,400,000
     4,000,000  A-1+       Wheelabator Series 97A 3.45% VRDO                                   4,000,000
     6,700,000  VMIG 1*  New Hampshire State IDA S.C.I. Manufacturing Inc.
                           3.65% VRDO AMT                                                      6,700,000
--------------------------------------------------------------------------------------------------------
                                                                                              44,680,000
--------------------------------------------------------------------------------------------------------
New Jersey--0.8%
     8,275,000  NR+      New Jersey EDA EDR (MZR Real Estate LP Project)
                           3.40% VRDO AMT                                                      8,275,000
                         New Jersey State Transportation Systems:
    25,000,000  A-1+       Series 2001 A TECP 3.25% due 6/14/01                               25,000,000
    25,000,000  A-1+       Series 2001 A TECP 3.10% due 6/15/01                               25,000,000
     3,000,000  AAA        Series B MBIA-Insured 6.00% due 6/15/01                             3,012,492
     3,995,000  A-1+     New Jersey Transit Trust Series 2000-99 AMBAC-Insured
                           3.65% VRDO                                                          3,995,000
--------------------------------------------------------------------------------------------------------
                                                                                              65,282,492
--------------------------------------------------------------------------------------------------------
New Mexico--0.4%
     4,900,000  NR+      Bellen IDR (Solo New Mexico Project) 3.60% VRDO AMT                   4,900,000
     4,975,000  A-1+     New Mexico Mortgage Finance Authority PART GNMA/FNMA-
                           Collateralized 3.60% VRDO AMT                                       4,975,000

                       See Notes to Financial Statements.


20  Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
New Mexico--0.4% (continued)
$    1,925,000  A-1+     New Mexico Mortgage Finance Authority Series 1995
                           PART GNMA-Collateralized 3.60% VRDO AMT                        $    1,925,000
                         New Mexico State Hospital Equipment Loan Council
                           Revenue:
    14,115,000  VMIG 1*      Series A 3.65% VRDO                                              14,115,000
     4,900,000  VMIG 1*      Series B 3.55% VRDO AMT                                           4,900,000
--------------------------------------------------------------------------------------------------------
                                                                                              30,815,000
--------------------------------------------------------------------------------------------------------
New York--6.4%
                         Metropolitan Transit Authority BAN Series CP-1 TECP:
     4,600,000  A-1+       Subseries A 3.20% due 4/5/01 (b)                                    4,600,000
     2,800,000  A-1+       Subseries A 3.15% due 6/14/01 (b)                                   2,800,000
     1,250,000  A-1+     NYC Health & Hospitals Corporations Revenue Series B
                           3.35% VRDO                                                          1,250,000
     3,300,000  A-1+     NYC GO Series C 3.45% VRDO                                            3,300,000
     8,000,000  A-1+     NYC GO Series J Subseries J3 3.40% VRDO                               8,000,000
   240,000,000  MIG 1*   NYC RAN Series A 5.00% due 4/12/01                                  240,056,206
                         NYC Transitional Finance Authority Revenue Future Tax Secured:
    10,000,000  A-1+       Series B 3.50% VRDO                                                10,000,000
     2,400,000  VMIG 1*    Series C 3.60% VRDO                                                 2,400,000
     5,000,000  VMIG 1*  New York State HFA Service Contract Obligation Revenue
                           Series A 3.25% VRDO                                                 5,000,000
    11,475,000  AAA      New York State Local Assistance Corp. Series B
                           (Pre-Refunded -- Escrowed with U.S. government
                           securities to 4/1/01 Call @ 102) 7.50% due 4/1/20 (b)              11,705,219
                         Triborough Bridge and Tunnel Authority Revenue:
    73,000,000  A-1+       PART 4.00% due 4/24/01                                             73,000,000
   177,600,000  SP-1+      Series A1 5.00% due 1/17/02 (b)                                   180,452,988
--------------------------------------------------------------------------------------------------------
                                                                                             542,564,413
--------------------------------------------------------------------------------------------------------
North Carolina--1.7%
    23,445,000  A-1+     Albemarle North Carolina Hospital Authority Healthcare
                           Facilities Revenue 3.50% VRDO                                      23,445,000
     3,400,000  NR+      Brunswick County PCR (Wood Industries) 3.55% VRDO                     3,400,000
     4,500,000  NR+      Iredell County PCR (Vaspar Corp.) 3.55% VRDO AMT                      4,500,000
    10,205,000  A-1+     Mecklenburg County Lease Revenue 3.55% VRDO                          10,205,000
     3,900,000  NR+      North Carolina Agriculture Financial Authority (Coastal
                           Carolina) 3.60% VRDO AMT                                            3,900,000
     3,550,000  A-1      North Carolina Capital Facilities (Thompson Children's Home)
                           3.55% VRDO                                                          3,550,000
                         North Carolina EFA:
     9,880,000  A-1        Charlotte Latin 3.45% VRDO                                          9,880,000
     4,325,000  NR+        Elon College 3.55% VRDO                                             4,325,000
     9,900,000  A-1        Johnson C. Smith University 3.45% VRDO                              9,900,000
     6,000,000  NR+        Providence Day 3.55% VRDO                                           6,000,000
     6,850,000  NR+        Queens College Series A 3.55% VRDO                                  6,850,000
     3,000,000  A-1+       Roman Catholic Diocese 3.50% VRDO                                   3,000,000

                       See Notes to Financial Statements.


21 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
North Carolina--1.7% (continued)
$    8,595,000  A-1+     North Carolina GO PART 3.50% due 4/26/01 (b)                     $    8,595,000
     6,250,000  A-1      North Carolina HFA PART FHA-Insured 3.63% VRDO AMT                    6,250,000
                         North Carolina Medical Care Community Health Care Facilities:
     3,800,000  VMIG 1*    The Givens Estate Project 3.55% VRDO                                3,800,000
     8,740,000  NR+        Lutheran Retirement Project 3.55% VRDO                              8,740,000
     4,045,000  A-1+       Retirement Community Revenue 3.50% VRDO                             4,045,000
    10,995,000  A-1      North Carolina Muni Power PART MBIA-Insured
                           4.40% due 5/9/01                                                   10,995,000
     4,600,000  A-1+     Raleigh Durham North Carolina Airport Authority
                           (American Airlines) Series A 3.50% VRDO                             4,600,000
     4,375,000  NR+      Robeson County Industrial Facilities and PCFA Rocco
                           Turkeys Inc. Project 3.60% VRDO AMT                                 4,375,000
     1,750,000  A-1      Rowan County IDR PCR (Doubles LLC Project) Series 98
                           3.65% VRDO AMT                                                      1,750,000
--------------------------------------------------------------------------------------------------------
                                                                                             142,105,000
--------------------------------------------------------------------------------------------------------
North Dakota--0.0%
     3,600,000  A-1+     Mercer County PCR (Minnesota Power) Series 99 3.54% VRDO              3,600,000
--------------------------------------------------------------------------------------------------------
Ohio--2.2%
    25,000,000  A-1+     Butler County Hospital Revenue PART 508 3.75% VRDO                   25,000,000
     5,685,000  A-1+     Cleveland Ohio Airport Systems Revenue Municipal
                           Securities SGA 126 FSA-Insured 3.60% VRDO                           5,685,000
                         Cuyahoga County Hospital Revenue Bonds:
                           Cleveland Clinic Foundation:
    14,970,000  A-1+         Series B 3.55% VRDO                                              14,970,000
     5,300,000  A-1+         Series C 3.55% VRDO                                               5,300,000
     1,400,000  A-1+         Series D 3.65% VRDO                                               1,400,000
    11,690,000  A-1        Walker Center AMBAC-Insured 3.60% VRDO                             11,690,000
     4,900,000  VMIG 1*    University Hospital Series 99E AMBAC-Insured 3.55% VRDO             4,900,000
     5,565,000  VMIG 1*  Franklin County Hospital Revenue U.S. Health Corp. Series C
                           3.40% VRDO                                                          5,565,000
                         Hamilton County Ohio Hospital Facility Revenue:
    25,400,000  VMIG 1*    Childrens Medical Center 3.53% VRDO                                25,400,000
    40,000,000  A-1+       PART 507 3.75% VRDO                                                40,000,000
     9,790,000  VMIG 1*  Hamilton Ohio Deaconess Long Term Healthcare 3.58% VRDO               9,790,000
     2,000,000  NR+      Oakwood Ohio IDR (Sennett Steel Corp. Project)
                           3.70% VRDO AMT                                                      2,000,000
                         Ohio State Air Quality Development Authority Revenue:
    15,000,000  A-1+       JMG Funding Limited Partnership Series B 3.50% VRDO AMT            15,000,000
     2,000,000  A-1        Ohio Edison Project Series A 3.55% VRDO                             2,000,000
     6,600,000  A-1+       Pollution Control Ohio Edison Series C 3.65% VRDO AMT               6,600,000
     3,065,000  A-1      Ohio State Improvement Revenue Newark Group
                           3.50% VRDO AMT                                                      3,065,000

                       See Notes to Financial Statements.


22 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Ohio--2.2% (continued)
$    8,500,000  VMIG 1*  Ohio State Water Development Authority Timken Co.
                           Project Waste Disposal Revenue 3.60% VRDO AMT                  $    8,500,000
--------------------------------------------------------------------------------------------------------
                                                                                             186,865,000
--------------------------------------------------------------------------------------------------------
Oklahoma--0.2%
    14,000,000  A-1+     Oklahoma State Water Resource Board Student Loan Series 94A
                           3.45% due 9/1/01                                                   14,000,000
--------------------------------------------------------------------------------------------------------
Oregon--0.7%
       600,000  VMIG 1*  Hillsboro Oregon Revenue Graduate Center Institute Project
                           3.60% VRDO                                                            600,000
    11,000,000  SP-1+    Multnomah County Oregon School District No.1J
                           Portland TRAN 5.00% due 6/29/01                                    11,015,408
                         Oregon State Economic Development Commission IDR:
       200,000  P-1*       Eagle Pitcher Industries 3.40% VRDO                                   200,000
     1,300,000  NR+        Trust Joist MacMillan Inc. 3.50% VRDO                               1,300,000
    12,500,000  A-1+     Oregon State GO Series 73E 3.45% VRDO                                12,500,000
                         Oregon State Housing & Community Services Single
                           Family Mortgage:
     4,000,000  MIG 1*       Series D 3.25% due 3/28/02 AMT                                    4,000,000
    10,000,000  MIG 1*       Series E 3.20% due 3/28/02                                       10,000,000
    16,900,000  A-1+     Washington County MFH Authority (Cedar Mill Project)
                           3.65% VRDO AMT                                                     16,900,000
--------------------------------------------------------------------------------------------------------
                                                                                              56,515,408
--------------------------------------------------------------------------------------------------------
Pennsylvania--6.0%
     6,400,000  NR+      Allegheny County Hospital Development Authority Revenue
                           (Health Care Dialysis Clinic) 3.50% VRDO                            6,400,000
    10,000,000  MIG 1*   Allegheny County Port Authority Grant Anticipation
                           Notes 5.00% due 6/29/01                                            10,014,447
                         Berks County IDA:
     4,515,000  NR+        Clover Farms Dairy Project 3.60% VRDO AMT                           4,515,000
    23,515,000  A-1+       Health Care Lutheran Services Series A AMBAC-Insured
                             3.45% VRDO                                                       23,515,000
                         Bucks County IDA Revenue:
     2,175,000  NR+        Dunmore Corp. Project 3.70% VRDO AMT                                2,175,000
     3,740,000  NR+        L & P Project Series A 3.65% VRDO AMT                               3,740,000
    10,700,000  VMIG 1*  Cambria County Pennsylvania IDA (Cambria Cogen Corp.)
                           Series A-1 3.55% VRDO                                              10,700,000
     5,500,000  A-1+     Delaware County Pennsylvania IDA Series G 3.35% VRDO                  5,500,000
                         Emmaus General Authority Revenue:
    80,465,000  A-1+       Series 96 FSA-Insured 3.45% VRDO                                   80,465,000
     3,500,000  A-1+       Subseries C-17 3.50% VRDO                                           3,500,000
     2,800,000  A-1+       Subseries E-15 3.50% VRDO                                           2,800,000

                       See Notes to Financial Statements.


23 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Pennsylvania--6.0% (continued)
$    2,300,000  A-1      Gettysburg Area IDA Brethren Home Community Project
                           Series A 3.45% VRDO                                            $    2,300,000
    30,000,000  NR+      Harrisburg Pennsylvania Authority Revenue 3.53% VRDO                 30,000,000
     7,000,000  A-1      Lehigh County General Purpose Authority Revenue
                           The Good Shepherd Group AMBAC-Insured 3.55% VRDO                    7,000,000
     2,070,000  NR+      Lehigh County Pennsylvania IDA Revenue (Impress Project)
                           Series A 3.65% VRDO AMT                                             2,070,000
     1,700,000  NR+      Luzerne County IDA IDR (Culp Inc. Project) 3.60% VRDO AMT             1,700,000
     8,300,000  NR+      Montgomery County IDA Valley Forge Plaza 3.45% VRDO                   8,300,000
    77,700,000  NR+      New Garden General Authority Pooled Financing Program
                           AMBAC-Insured 3.50% VRDO                                           77,700,000
                         Pennyslvania Economic Development Financing Authority
                           Revenue (Wengers Feed Mill Project):
     6,000,000  A-1          Series B-1 3.60% VRDO AMT                                         6,000,000
     8,900,000  NR+          Series F-3 3.60% VRDO AMT                                         8,900,000
     5,400,000  A-1+     Pennsylvania Energy Development Authority (Piney Creek)
                           Series A 3.50% VRDO AMT                                             5,400,000
     6,000,000  A-1      Pennsylvania GO Municipal Securities Trust Certificates
                           PART Series 2000-110 3.65% VRDO                                     6,000,000
     6,995,000  VMIG 1*  Pennsylvania State GO Floater Certificates Series 465X
                           MBIA-Insured 3.50% VRDO                                             6,995,000
                         Pennsylvania State Higher Education Assistance Agency
                           Student Loan Revenue:
    17,500,000  NR+          Series A AMBAC-Insured 3.60% VRDO                                17,500,000
    20,000,000  A-1+         Series A AMBAC-Insured 3.60% VRDO                                20,000,000
     7,000,000  VMIG 1*      Series A AMBAC-Insured 3.60% VRDO AMT                             7,000,000
     4,000,000  A-1+         Series B 3.60% VRDO AMT                                           4,000,000
     9,500,000  A-1      Pennsylvania State Higher Education Authority
                           (College of Optometry) 3.45% VRDO                                   9,500,000
     7,000,000  A-1+     Philadelphia Gas Works Series C 3.20% due 5/11/01 TECP                7,000,000
     4,795,000  NR+      Philadelphia IDR Goldenberg Candy Project Series A
                           3.60% VRDO AMT                                                      4,795,000
     4,200,000  VMIG 1*  Philadelphia Pennsylvania Authority IDR (Regional Performing
                           Arts Center Project) 3.50% VRDO                                     4,200,000
    36,600,000  SP-1+    Philadelphia TRAN Series A 5.00% due 6/29/01 (b)                     36,654,754
     9,190,000  AAA      Philadelphia Water and Sewer Revenue Sixteenth Series
                           (Pre-Refunded -- Escrowed with U.S. government
                           securities to 8/1/01 Call @ 102) 7.00% due 8/1/21 (b)               9,451,576
    10,000,000  A-1      Philadelphia Water Municipal Securities Trust Certificates
                           PART FGIC-Insured 4.40% due 5/9/01                                 10,000,000
                         Quakertown General Authority Revenue (Pooled Financing
                           Program):
       735,000  VMIG 1*      Series A 3.55% VRDO                                                 735,000
    19,340,000  VMIG 1*      Series 98A 3.55% VRDO                                            19,340,000

                       See Notes to Financial Statements.


24 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Pennsylvania--6.0% (continued)
                         York General Authority Pooled Financing Revenue
                           AMBAC-Insured:
$   35,735,000  A-1          Series 96B 3.45% VRDO                                        $   35,735,000
     4,100,000  A-1          Subseries A 3.45% VRDO                                            4,100,000
--------------------------------------------------------------------------------------------------------
                                                                                             505,700,777
--------------------------------------------------------------------------------------------------------
Rhode Island--0.3%
    10,000,000  A-1      Convention Center Authority Rhode Island Revenue Series A
                           MBIA-Insured 6.65% due 5/15/01 (b)                                 10,241,161
                         Rhode Island Health & Educational Building Corp.
                           Educational Institutional Revenue:
     4,300,000  A-1          Moses Brown School MBIA-Insured 3.55% VRDO                        4,300,000
     7,500,000  A-1          Saint Andrews School 3.80% VRDO                                   7,500,000
                         Rhode Island State Economic Development Corp.:
     1,720,000  A-1        J-Cor LLC Project Series 98 3.65% VRDO AMT                          1,720,000
     2,415,000  A-1        Mathew Realty Co. 3.65% VRDO AMT                                    2,415,000
--------------------------------------------------------------------------------------------------------
                                                                                              26,176,161
--------------------------------------------------------------------------------------------------------
South Carolina--2.5%
                         Anderson County IDR:
     6,580,000  NR+        Culp Inc. 3.60% VRDO AMT                                            6,580,000
     2,800,000  NR+        Fed Paper Board Co. Inc. 3.60% VRDO AMT                             2,800,000
     3,700,000  NR+        Mikron Corp. 3.65% VRDO AMT                                         3,700,000
     1,200,000  A-1+     Berkeley County South Carolina Exempt Facility
                           (Amoco Corp. Project) 3.55% VRDO AMT                                1,200,000
     2,252,000  NR+      Chesterfield County IDR (Culp Inc. Project) 3.60% VRDO AMT            2,252,000
                         Marlboro County Solid Waste Disposal Facilities Revenue:
     1,500,000  NR+        Wellman Inc. 3.70% VRDO AMT                                         1,500,000
    17,500,000  A-1+       Williamette Industries Project 3.50% VRDO AMT                      17,500,000
    11,500,000  A-1+     Piedmont Muni Power Agency Electric Revenue Refunding
                           Series D MBIA-Insured 3.45% VRDO                                   11,500,000
    10,000,000  A-1      Rock Hill Utility Systems Revenue Series B FSA-Insured
                           3.45% VRDO                                                         10,000,000
     6,130,000  A-1+     South Carolina GO PART 4.35% due 6/7/01                               6,130,000
                         South Carolina Jobs EDA Revenue:
     3,500,000  NR+        Advanced Automation Inc. Project 3.62% VRDO                         3,500,000
     4,600,000  P-1*       BASF Corp. 3.70% VRDO AMT                                           4,600,000
     4,200,000  NR+        Conco Medical Products Project 3.70% VRDO AMT                       4,200,000
     7,200,000  A-1        Franco Manufacture Co. Inc. 3.65% VRDO AMT                          7,200,000
     4,400,000  NR+        Galey & Lord Industries Inc. 3.60% VRDO AMT                         4,400,000
     8,600,000  NR+        Greenville Baptist Project 3.50% VRDO                               8,600,000
     1,400,000  NR+        Greenville Machinery Project 3.60% VRDO                             1,400,000
     1,500,000  NR+        ISO Poly Films Inc. Project 3.70% VRDO AMT                          1,500,000
     5,100,000  NR+        Orders Realty Co. Inc. Project 3.60% VRDO AMT                       5,100,000
    41,400,000  NR+        PART 499 3.75% VRDO                                                41,400,000
    10,990,000  A-1+       PART 1273 3.95% VRDO                                               10,990,000

                       See Notes to Financial Statements.


25 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
South Carolina--2.5% (continued)
$    1,600,000  NR+        Spartan Iron & Metal Project 3.60% VRDO AMT                    $    1,600,000
    14,785,000  A-1        Wellman Inc. Porject 3.65% VRDO                                    14,785,000
     3,250,000  A-1+       YMCA Florence Project 3.50% VRDO                                    3,250,000
    16,600,000  VMIG 1*  South Carolina Port Authority Munitop PART FSA-Insured
                           3.61% VRDO AMT                                                     16,600,000
                         South Carolina Public Service Authority:
     3,500,000  VMIG 1*    PART Series L MBIA-Insured 3.59% VRDO                               3,500,000
     5,000,000  AAA        Series B (Pre-Refunded--Escrowed with U.S. government
                             securities to 71/01 Call @ 100) 6.00% due 7/1/31                  5,017,913
     8,925,000  AAA        Series B (Pre-Refunded--Escrowed with U.S. government
                             securities to 7/1/01 Call @ 102) 7.10% due 7/1/21                 9,021,332
     3,500,000  A-1+     Williamsburg County IDR (Peddinghaus Project)
                           3.62% VRDO AMT                                                      3,500,000
--------------------------------------------------------------------------------------------------------
                                                                                             213,326,245
--------------------------------------------------------------------------------------------------------
South Dakota--0.1%
     8,200,000  A-1      Yankton IDR (Kolberg Pioneer Inc.) Series 98 3.65% VRDO AMT           8,200,000
--------------------------------------------------------------------------------------------------------
Tennessee--5.3%
     4,435,000  P-1*     Anderson County Tennessee IDB Revenue Bonds
                           Becromal of America Inc. Project 3.95% VRDO AMT                     4,435,000
     1,100,000  A-1+     Blount County Tennessee IDB IDR (Advanced Crystal Tech Inc.)
                           3.65% VRDO AMT                                                      1,100,000
    15,600,000  A-1+     Clarksville Tennessee PBA Revenue Pooled Financing
                           3.55% VRDO                                                         15,600,000
     4,400,000  VMIG 1*  Covington IDR (Charms Co. Project) 3.65% VRDO AMT                     4,400,000
     4,350,000  NR+      Dayton IDR (LA-Z-Boy Chair Co. Project) 3.50% VRDO                    4,350,000
    12,150,000  A-1+     Hamilton County IDR Aquarium-Imax 3.55% VRDO                         12,150,000
    40,000,000  A-1+     Knox County Health Education and Housing Facilities Board
                           Revenue The Solutions Group Inc. Project 3.65% VRDO                40,000,000
     8,800,000  SP-1+    Knoxville Tennessee Utilities Board Revenue (Water Systems)
                           FSA-Insured 3.60% VRDO                                              8,800,000
     8,100,000  NR+      Loudon IDB PCR (AE Stanley Manufacturing) 3.50% VRDO                  8,100,000
     3,100,000  NR+      McMinn County IDB (Thomas and Betts Corp. Project)
                           3.60% VRDO AMT                                                      3,100,000
    14,990,000  NR+      Memphis Center City Revenue Financing Corp MFH Revenue
                           PART 1220 3.65% VRDO                                               14,990,000
     2,500,000  A-1+     Memphis State GO Series 95A 3.55% VRDO                                2,500,000
                         Metropolitan Nashville Davidson County:
   10,000,000   VMIG 1*    ABN-AMRO Munitop PART FGIC-Insured 3.58% VRDO                      10,000,000
     8,915,000  A-1+       HEFA Adventist/Sunbelt Series A 3.50% VRDO                          8,915,000
    12,400,000  VMIG 1*    IDB Revenue MFH Arbor Knoll 3.50% VRDO                             12,400,000
     4,645,000  A-1+       IDB Revenue Steel Coils Series 99 3.62% VRDO AMT                    4,645,000
    32,400,000  NR+        IDB Revenue YMCA Project 3.55% VRDO                                32,400,000
     9,200,000  NR+        Series 98 FGIC-Insured 3.55% VRDO                                   9,200,000

                       See Notes to Financial Statements.


26 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Tennessee--5.3% (continued)
                         Montgomery County Tennessee Public Building Authority
                           Pooled Financing Revenue:
$   12,860,000  VMIG 1*      Montgomery County Loan 3.55% VRDO                            $   12,860,000
    93,190,000  VMIG 1*      Tennessee County Loan Pool 3.55% VRDO                            93,190,000
     4,000,000  NR+      Rutherford County IDR Outboard Marine Project
                           3.60% VRDO AMT                                                      4,000,000
                         Sevier County Public Building Authority:
                           Local Government Public Improvement AMBAC-Insured:
    14,250,000  VMIG 1*      Series A-1 3.50% VRDO                                            14,250,000
     2,700,000  VMIG 1*      Series A-3 3.65% VRDO                                             2,700,000
    10,000,000  VMIG 1*      Series B-2 3.50% VRDO                                            10,000,000
     3,500,000  VMIG 1*      Series D-1 3.65% VRDO                                             3,500,000
     5,000,000  VMIG 1*      Series D-3 3.50% VRDO                                             5,000,000
     4,000,000  VMIG 1*      Series E-1 3.58% VRDO                                             4,000,000
    10,000,000  VMIG 1*      Series E-2 3.65% VRDO                                            10,000,000
     2,500,000  VMIG 1*      Series E-3 3.65% VRDO                                             2,500,000
     2,300,000  VMIG 1*      Series E-6 3.50% VRDO                                             2,300,000
     1,200,000  VMIG 1*      Series E-6 3.65% VRDO                                             1,200,000
    10,000,000  VMIG 1*      Series G-1 3.50% VRDO                                            10,000,000
                           Local Government Public Improvement FSA-Insured:
     9,200,000  VMIG 1*      Series A-1 3.75% VRDO                                             9,200,000
     1,600,000  VMIG 1*      Series B-3 3.65% VRDO                                             1,600,000
     2,200,000  VMIG 1*      Series B-5 3.65% VRDO                                             2,200,000
     4,500,000  VMIG 1*      Series B-6 3.65% VRDO                                             4,500,000
     3,700,000  VMIG 1*      Series B-10 3.65% VRDO                                            3,700,000
     2,800,000  VMIG 1*      Series F-1 3.65% VRDO                                             2,800,000
     5,000,000  VMIG 1*      Series F-2 3.65% VRDO                                             5,000,000
     1,000,000  VMIG 1*      Series IV-4 3.65% VRDO                                            1,000,000
     6,500,000  A-1+     Shelby County Babtist TECP 3.40% due 5/30/01 (b)                      6,500,000
     9,945,000  NR+      Shelby County Health & Education & Housing
                           (Kirby Parkway Apartments) 3.55% VRDO                               9,945,000
     8,465,000  A-1+     Shelby Tennessee Methodist Healthcare MBIA-Insured
                           3.60% VRDO                                                          8,465,000
     7,500,000  NR+      Sullivan County Tennessee IDB Revenue (Microporous
                           Products) 3.60% VRDO AMT                                            7,500,000
    10,000,000  A-1+     Sumner County Tennessee Health Educational & Housing
                           Facilities Board Hospital Alliance Pooled 3.57% VRDO               10,000,000
     3,500,000  A-1+     Tennessee GO Series A 4.20% due 6/7/01 TECP                           3,500,000
--------------------------------------------------------------------------------------------------------
                                                                                             448,495,000
--------------------------------------------------------------------------------------------------------
Texas--15.2%
                         ABN-AMRO Munitops Certificates:
     3,000,000  NR+        Series 1999-6 Fort Bend TX ISD PSFG 3.58% VRDO                      3,000,000
     5,000,000  VMIG 1*    Series 2000-11 PART PSFG-Insured 3.65% VRDO                         5,000,000

                       See Notes to Financial Statements.


27 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Texas--15.2% (continued)
$   19,260,000  VMIG 1*    Series 2000-20 Multistate 4.55% due 8/15/01 (b)                $   19,260,000
     4,200,000  P-1*     Angelina and Neches River Authority Solid Waste Revenue
                           Series 1984 D 3.55% VRDO                                            4,200,000
     7,500,000  VMIG 1*  Austin Texas Water and Wastewater Systems Revenue
                           Merlots Series LLL PART MBIA-Insured 3.59% VRDO                     7,500,000
     7,400,000  VMIG 1*  Barbers Texas School ABN-AMRO Munitops Series 98-24
                           PART PSFG 3.58% VRDO                                                7,400,000
     2,400,000  A-1+     Brazos River Authority PCR (Texas Utilities Electric Co.)
                           Series B 3.60% due 5/4/01 (b)                                       2,400,000
     9,000,000  MIG 1*   Carroll Texas ISD School Building 3.45% VRDO                          9,000,000
     5,100,000  A-1+     Corpus Christi Authority Nueces County Marine Terminal
                           Revenue Reynolds Metal Co. 3.40% VRDO                               5,100,000
     4,100,000  VMIG 1*  Crawford IDR (Franklin Industrial Project) 3.55% VRDO AMT             4,100,000
                         Dallas Area Rapid Transit:
    14,000,000  A-1+       3.25% due 5/25/01 (b)                                              14,000,000
    65,050,000  A-1+       3.30% due 5/31/01 (b)                                              65,050,000
    50,000,000  A-1+       3.35% due 6/12/01 (b)                                              50,000,000
                         Dallas Fort Worth Texas International Airport:
     8,470,000  A-1+       American Airlines PART Merrill Lynch Guarantee
                             3.70% VRDO AMT                                                    8,470,000
    10,000,000  NR+        Flight Safety Project 3.60% VRDO AMT                               10,000,000
    14,900,000  VMIG 1*    Merlots PART Series 2000-2 FGIC-Insured 3.64% VRDO AMT             14,900,000
    15,000,000  A-1+     Dallas Fort Worth Regional Airport Revenue PART
                           MBIA-Insured 3.63% VRDO AMT                                        15,000,000
     8,000,000  VMIG 1*  Dallas Water and Sewer Munitops PART Series 98-19
                           FSA-Insured 3.58% VRDO                                              8,000,000
                         Denton Texas Independent School District:
     8,700,000  A-1+       3.30% due 8/1/01 (b)                                                8,700,000
     4,200,000  A-1+       Series B 4.40% due 8/15/01 (b)                                      4,200,000
     4,200,000  A-1+     Fort Bend County Texas IDC IDR (Aaron Rents Inc. Project)
                           3.65% VRDO AMT                                                      4,200,000
    65,000,000  VMIG 1*  Grand Prairie Texas ISD 4.34% due 8/1/01 (b)                         65,001,685
     8,000,000  A-1      Grapevine Texas IDC Trencor Jetco Inc. 3.65% VRDO AMT                 8,000,000
                         Greater Texas Student Loan Corp.:
    10,000,000  A-1+       Series 96A 3.43% due 3/1/02 (b)                                    10,000,000
    13,300,000  A-1+       Series 98A 3.45% due 2/1/02 AMT (b)                                13,300,000
    15,000,000  VMIG 1*    Series A 3.45% due 2/1/02 AMT (b)                                  15,000,000
     3,000,000  VMIG 1*    Series B 3.45% due 2/1/02 AMT (b)                                   3,000,000
    15,000,000  NR+      Guadalupe Blanco River Texas IDR 3.50% VRDO                          15,000,000
     3,000,000  VMIG 1*  Gulf Coast IDA Texas Environmental Facility Revenue
                           Citgo Petroleum Corp. Project 3.60% VRDO                            3,000,000

                       See Notes to Financial Statements.


28 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Texas--15.2% (continued)
                         Gulf Coast Waste Disposal Authority:
                           Amoco Oil Co. Project:
$    2,300,000  A-1+         3.55% VRDO AMT                                               $    2,300,000
     3,100,000  A-1+         4.45% due 4/1/01 AMT (b)                                          3,100,000
     3,100,000  A-1+       Bayer Corp. Project 3.55% VRDO AMT                                  3,100,000
     3,400,000  A-1+       Exxon Mobil Project 3.65% VRDO AMT                                  3,400,000
     2,415,000  A-1+       Texas PCR Amoco Oil Co. Project 3.55% VRDO                          2,415,000
     2,500,000  A-1+       Texas PCR Exxon Project 3.45% VRDO                                  2,500,000
                         Harris County:
     2,100,000  NR+        IDC PCR Exxon Project 3.65% VRDO AMT                                2,100,000
     2,200,000  A-1+       IDC PCR Shell Oil Co. Project 3.55% VRDO                            2,200,000
     4,000,000  NR+        IDR Parrot Ice Drink Products Series A 3.80% VRDO AMT               4,000,000
     4,995,000  A-1+     Harris County Texas GO PART Ambac-Insured
                           4.35% due 6/7/01 (b)                                                4,995,000
                         Harris County Texas GO:
     2,239,000  A-1+       Series A TECP 3.25% due 4/9/01 (b)                                  2,239,000
     9,038,000  P-1*       Series D TECP 3.20% due 6/8/01 (b)                                  9,038,000
    15,000,000  P-1*     Houston Airport Munitop 98-15 PART FGIC-Insured
                           3.62% VRDO AMT                                                     15,000,000
                         Houston GO TECP:
     3,000,000  A-1+       Series A 4.40% due 4/12/01 (b)                                      3,000,000
    14,000,000  A-1+       Series A 3.15% due 6/8/01 (b)                                      14,000,000
    10,000,000  A-1+       Series A 3.25% due 6/21/01 (b)                                     10,000,000
     5,000,000  A-1+       Series A 3.20% due 7/19/01 (b)                                      5,000,000
    15,000,000  A-1+       Series A 3.30% due 7/26/01 (b)                                     15,000,000
     8,000,000  A-1+       Series B 3.30% due 7/26/01 (b)                                      8,000,000
     7,320,000  A-1+     Houston ISD PART 3.55% VRDO                                           7,320,000
    23,000,000  A-1+     Houston Texas Higher Education Rice University
                           PART 3.55% VRDO                                                    23,000,000
                         Houston Water Sewer Systems Revenue Series A TECP:
    10,000,000  A-1+       3.20% due 4/17/01 (b)                                              10,000,000
    10,000,000  A-1+       4.45% due 4/25/01 (b)                                              10,000,000
     5,000,000  A-1+       4.45% due 5/10/01 (b)                                               5,000,000
     5,000,000  A-1+       3.20% due 6/11/01 (b)                                               5,000,000
    10,000,000  A-1+       3.20% due 7/13/01 (b)                                              10,000,000
    17,500,000  A-1+     Keller Texas ISD Municipal Securites Series 111 PART
                           PSFG 3.65% VRDO                                                    17,500,000
     8,000,000  NR+      Leon County IDR (BOC Group Inc. Project) 3.50% VRDO                   8,000,000
    10,290,000  VMIG 1*  Lewisville Texas ISD Munitop 3.40% due 2/15/02 (b)                   10,290,000
    13,500,000  VMIG 1*  Mansfield ISD Series 96 3.47% VRDO                                   13,500,000
                         North Central Health Facility Development Corp.:
     3,240,000  NR+        Los Barrios Unidos Community 3.60% VRDO                             3,240,000
     6,100,000  A-1+       Methodist Hospitals of Dallas Series B MBIA-Insured
                             3.50% VRDO                                                        6,100,000

                       See Notes to Financial Statements.


29 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Texas--15.2% (continued)
                         North Texas Higher Education Authority Inc. Student
                           Loan Revenue Refunding:
$    9,500,000  A-1+         Series 1991F Ambac-Insured 3.60% VRDO AMT                    $    9,500,000
    16,800,000  NR+          Series 1993A 3.60% VRDO AMT                                      16,800,000
     7,400,000  A-1+         Series A 3.60% AMBAC-Insured VRDO AMT                             7,400,000
     3,500,000  VMIG 1*      Series A 3.60% VRDO AMT                                           3,500,000
    36,290,000  A-1+     Plano Texas ISD 3.40% due 11/26/01 (b)                               36,290,000
     8,000,000  A-1+     Richardson ISD Series A 3.55% VRDO                                    8,000,000
     2,850,000  NR+      Round Rock IDR Refunding (Tellabs Inc. Project) 3.50% VRDO            2,850,000
                         Sabine River PCR Texas Utilities Electric Co.:
     1,700,000  A-1+       Series A 3.70% VRDO AMT                                             1,700,000
     7,700,000  VMIG 1*    Series C 3.50% VRDO AMT                                             7,700,000
    24,777,000  VMIG 1*  San Antonio Electricity & Gas Munitop PART MBIA-Insured
                           3.58% VRDO                                                         24,777,000
     4,030,000  NR+      Sulfur Springs Texas IDR CMH Manufacturing Inc. Project
                           3.60% VRDO AMT                                                      4,030,000
                         Texas Department of Housing PART:
     9,370,000  A-1        Denton Water & Sewer Series 2001-117 Class A
                             3.70% VRDO                                                        9,370,000
     6,000,000  A-1        Houston Water & Sewer Series 2001-111 Class A
                             FGIC-Insured 3.65% VRDO                                           6,000,000
     8,990,000  A-1        San Antonio Gas & Electric Series 2000-9005 Class A
                             FSA-Insured 3.70% VRDO                                            8,990,000
    12,495,000  NR+        Series 9003 Class A 3.75% VRDO AMT                                 12,495,000
    14,000,000  A-1+     Texas Municipal Gas Reserves Corp. Series 98 FSA-Insured
                           3.45% VRDO                                                         14,000,000
    12,965,000  VMIG 1*  Texas Small Business IDC IDR (Texas Public Capital Access)
                           3.50% VRDO                                                         12,965,000
     4,000,000  VMIG 1*  Texas State Department Housing and Community Affairs
                           MFH (Timber Point Apartments) 3.60% VRDO AMT                        4,000,000
                         Texas State PFA Series 1993A TECP:
     9,635,000  A-1+       3.15% due 6/11/01 (b)                                               9,635,000
     5,500,000  A-1+       3.25% due 6/21/01 (b)                                               5,500,000
     6,200,000  A-1+       3.20% due 7/11/01 (b)                                               6,200,000
   340,700,000  SP-1+    Texas State TRAN 5.25% due 8/31/01                                  342,081,784
     2,312,500  VMIG 1*  Texas Water Development Board Revenue Series 230
                           3.55% PART VRDO                                                     2,312,500
     8,930,000  VMIG 1*  Travis County Texas Housing Finance Corp. MFH
                           Revenue (Tanglewood Apartments) 3.50% VRDO                          8,930,000
    40,000,000  VMIG 1*  Tyler Texas Health Facilities Development Corp.
                           Hospital Revenue 3.58% VRDO                                        40,000,000

                       See Notes to Financial Statements.


30 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Texas--15.2% (continued)
                         University of Texas:
$    4,000,000  A-1        Pre-Refunded--Escrowed with U.S. government
                             securities to 7/1/01 Call @ 102 6.50% due 7/1/11             $    4,104,545
    19,789,000  A-1+       Series A 3.15% due 6/11/01 (b)                                     19,789,000
     6,500,000  A-1+     West Side Calhoun County Texas Sewer and Solid Waste
                           Disposal (BP Chemicals Inc. Project) 3.50% VRDO AMT                 6,500,000
--------------------------------------------------------------------------------------------------------
                                                                                           1,277,538,514
--------------------------------------------------------------------------------------------------------
Utah--1.3%
   15,410,000   A-1+     Alpine Utah School Disrict PART 4.35% due 6/7/01 (b)                 15,410,000
                         Intermountain Power Agency Utah Power Supply Revenue
                           AMBAC-Insured:
    10,000,000  A-1+         Series E 3.20% due 5/7/01 (b)                                    10,000,000
     5,800,000  A-1+         Series E 3.15% due 6/11/01 (b)                                    5,800,000
     8,520,000  A-1+         Series F 3.20% due 4/9/01(b)                                      8,520,000
     2,890,000  A-1      Ogden City IDR (Infiltrator System Inc. Project)
                           3.65% VRDO AMT                                                      2,890,000
                         Salt Lake City Utah:
     5,300,000  A-1+       PCR British Petroleum Co. Station Holdings Project
                             3.50% VRDO                                                        5,300,000
     5,100,000  A-1+       Revenue Pooled Class A (IHC Health Services Inc.)
                             3.45% VRDO                                                        5,100,000
    22,000,000  A-1        TRAN 5.00% due 6/29/01 (b)                                         22,031,859
    10,000,000  A-1      Utah State Board Regents Student Loan Revenue Series A
                           AMBAC-Insured 3.60% VRDO AMT                                       10,000,000
     9,100,000  NR+      Utah State GO 6.00% due 7/1/01 (b)                                    9,134,602
    12,500,000  A-1+     Weber County Utah IHC Healthcare Series A 3.45% VRDO                 12,500,000
--------------------------------------------------------------------------------------------------------
                                                                                             106,686,461
--------------------------------------------------------------------------------------------------------
Virginia--2.9%
                         Alexandria Virginia IDA IDR:
     8,000,000  A-1        Defense Analysis Series B AMBAC-Insured 3.55% VRDO                  8,000,000
     2,800,000  NR+        Global Printing Project 3.60% VRDO AMT                              2,800,000
    10,715,000  A-1        Pooled Loan Program Series A 3.55% VRDO                            10,715,000
     4,355,000  A-1      Alexandria Virginia Redevelopment and Housing Authority
                           Goodwin House Inc. 3.55% VRDO                                       4,355,000
     7,910,000  A-1+     Arlington County Virginia GO PART 4.35% due 6/7/01 (b)                7,910,000
     5,200,000  A-1+     Brunswick County IDR (Aegis Waste Solution)
                           3.55% VRDO AMT                                                      5,200,000
    13,425,000  A-1+     Clarke County Virginia IDA Education Facilities Revenue
                           Grafton School Inc. Project 3.50% VRDO                             13,425,000
    17,050,000  VMIG 1*  Culpepper Virginia IDA Residential Care Facility Revenue
                           Virginia Baptist Homes 3.45% VRDO                                  17,050,000

                       See Notes to Financial Statements.


31 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Virginia--2.9% (continued)
$    3,700,000  NR+      Front Royal & Warren IDA (PenTab Industries)
                           3.65% VRDO AMT                                                 $    3,700,000
    60,000,000  A-1+     Harrisonburg IDR Wachovia Pooled Loan Program 3.50% VRDO             60,000,000
     7,000,000  NR+      Henrico County Virginia EDA IDR Infinieon Technologies
                           Project 3.65% VRDO AMT                                              7,000,000
     4,900,000  NR+      Henrico Virginia Hermitage Health 3.55% VRDO                          4,900,000
     3,000,000  A-1+     King George County Garnet of VA Inc. Project 3.65% VRDO AMT           3,000,000
     6,500,000  NR+      King George County IDA Exempt Facility Revenue
                           Birchwood Power Partners 3.55% VRDO AMT                             6,500,000
     7,800,000  A-1+     Lynchburgh IDR VHA (Mid Atlantic Capital Project)
                           AMBAC-Insured 3.55% VRDO                                            7,800,000
     2,200,000  NR+      Mecklenburg Virginia IDA (Glaize & Bro LC) 3.60% VRDO AMT             2,200,000
     3,440,000  A-1+     Newport News Virginia Redevelopment and Housing
                           Authority Revenue PART 152 FNMA-Collateralized 3.60% VRDO           3,440,000
    38,577,000  A-1      Norfolk Airport Authority CP Notes 3.05% due 5/1/01(b)               38,577,000
    11,247,000  A-1+     Richmond Virginia Redevelopment and Housing Authority
                           Multifamily Revenue PART 1022 3.60%                                11,247,000
     6,460,000  NR+      Rockbridge County IDR DES Champs High 3.65% VRDO AMT                  6,460,000
     9,700,000  A-1+     Virginia College Building Authority Shenandoah University
                           Project 3.45% VRDO                                                  9,700,000
     2,400,000  A-1+     Virginia Port Authority Revenue PART MBIA-Insured 3.50% VRDO          2,400,000
     3,680,000  NR+      Virginia Small Business Financing Authority Ennstone Project
                           3.55% VRDO AMT                                                      3,680,000
--------------------------------------------------------------------------------------------------------
                                                                                             240,059,000
--------------------------------------------------------------------------------------------------------
Washington--2.8%
     7,175,000  A-1+     King County Washington Housing Authority Revenue
                           Overlake Project 3.65% VRDO AMT                                     7,175,000
    18,835,000  A-1      Municipal Securities Trust Certificates Series 2001-112
                           Class A 3.65% VRDO                                                 18,835,000
     2,355,000  A-1      Olympia Washington EDA Spring Air Northwest Project
                           3.70% VRDO AMT                                                      2,355,000
     4,200,000  P-1*     Pierce County EDA Dock and Wharf Facility Revenue
                           (SCS Industries) 3.65% VRDO AMT                                     4,200,000
     8,005,000  A-1+     Seattle Washington Water System Revenue PART FGIC-Insured
                           4.45% due 8/23/01                                                   8,005,000
     2,495,000  VMIG 1*  Vancouver Washington Water and Sewer Revenue PART
                           Series 260 FGIC-Insured 3.55% VRDO                                  2,495,000
    52,700,000  A-1+     Washington Metro Airport Authority 3.10% due 6/12/01 AMT             52,700,000
     5,500,000  A-1      Washington State Economic Development Finance Authority
                           Solid Waste Disposal Revenue Waste Management Project
                           Series C 3.65% VRDO AMT                                             5,500,000
     9,820,000  NR+      Washington State GO Series R96B 5.50% due 7/1/01                      9,883,437
    24,740,000  A-1      Washington State GO Series R98B 4.00% due 7/1/01 (b)                 24,705,392
     3,900,000  VMIG 1*  Washington State Health Care Facility National Healthcare
                           Research and Education 3.50% VRDO                                   3,900,000

                       See Notes to Financial Statements.


32 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Washington--2.8% (continued)
                         Washington State HEFA (Seattle Pacific University Project):
$    8,500,000  VMIG 1*    Series A 3.70% VRDO                                            $    8,500,000
     3,900,000  VMIG 1*    Series B 3.70% VRDO                                                 3,900,000
                         Washington State HFA MFH Mortgage Revenue:
     8,450,000  A-1+       Arbors on the Park Project 3.65% VRDO AMT                           8,450,000
     6,200,000  VMIG 1*    Bremerton State Housing Finance Community MFH
                             3.60% VRDO AMT                                                    6,200,000
     9,945,000  VMIG 1*    Variable Rate Certificates PART Series T 3.60% VRDO AMT             9,945,000
    14,155,000  A-1+     Washington State GO Munitop 2001-6 PART MBIA-Insured
                           3.40% due 8/1/01                                                   14,155,000
                         Washington State Public Power Supply Systems:
     9,195,000  A-1+       Nuclear Project Number 1 PART MBIA-Insured 3.55% VRDO               9,195,000
    30,000,000  A-1+       Series 3A 3.40% VRDO                                               30,000,000
                         Yakima County Public Corp.:
     5,400,000  P-1*       Can Am Millwork Ltd. 3.60% VRDO AMT                                 5,400,000
     2,000,000  NR+        Longview Fibre Co. 3.90% VRDO AMT                                   2,000,000
--------------------------------------------------------------------------------------------------------
                                                                                             237,498,829
--------------------------------------------------------------------------------------------------------
West Virginia--0.5%
                         Marion County Commission Solid Waste Disposal Facility
                           Revenue (Granttown Project):
     4,705,000  A-1+         Series B 3.60% VRDO AMT                                           4,705,000
     3,300,000  A-1+         Series D 3.60% VRDO AMT                                           3,300,000
     1,730,000  NR+      Putnam County Solid Waste Disposal Revenue (FMC Corp.)
                           3.60% VRDO AMT                                                      1,730,000
    15,800,000  A-1+     West Virginia Public Energy Morgantown Association Project
                           4.40% due 6/20/01 AMT (b)                                          15,800,000
     4,245,000  VMIG 1*  West Virginia School Building Series 263 PART FSA-Insured
                           3.55% VRDO                                                          4,245,000
                         West Virginia State Hospital Finance Authoriy Hospital
                           Revenue (Mid-Atlantic/Cap) AMBAC-Insured:
     5,700,000  A-1          Series D 3.55% VRDO                                               5,700,000
     4,490,000  A-1          Series E 3.55% VRDO                                               4,490,000
     3,800,000  A-1          Series G 3.55% VRDO                                               3,800,000
--------------------------------------------------------------------------------------------------------
                                                                                              43,770,000
--------------------------------------------------------------------------------------------------------
Wisconsin--3.1%
     9,500,000  NR+      Brokaw Sewer & Solid Waste Revenue (Wausau Paper Mills
                           Co. Project) 3.75% VRDO AMT                                         9,500,000
     7,600,000  MIG 1*   Cedarburg Wisconsin School District BAN
                           3.50% due 12/1/01 (b)                                               7,605,710
     2,850,000  A-1+     Germantown IDR (Great Lakes Pack Corp.) 3.62% VRDO AMT                2,850,000
    11,040,000  A-1      Milwaukee Housing Economic Development Authority
                           PART GEMICO Insurance 3.63% VRDO AMT                               11,040,000

                       See Notes to Financial Statements.


33 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Schedule of Investments (continued)                               March 31, 2001
================================================================================

     FACE
    AMOUNT    RATING(a)                   SECURITY                                             VALUE
========================================================================================================
Wisconsin--3.1% (continued)
                         Milwaukee Wisconsin RAN:
$   61,700,000  SP-1+      School Notes Series 8 5.25% due 8/30/01                        $   61,921,106
    92,000,000  SP-1+      Series B 4.25% due 2/28/02                                         92,775,714
     9,380,000  NR+      Municipal Securities Trust Certificates Series 1999-74
                           Class A 3.63% VRDO                                                  9,380,000
     1,410,000  VMIG 1*  Wisconsin Housing and EDA Home Ownership Revenue
                           PART GEMICO-Insured 3.60% VRDO AMT                                  1,410,000
     8,320,000  A-1+     Wisconsin Public Power Inc. System Power Supply System
                           Revenue PART AMBAC-Insured 3.60% VRDO                               8,320,000
                         Wisconsin State GO TECP:
    21,700,000  A-1+       Series 97A 3.15% due 9/12/01                                       21,700,000
     3,100,000  A-1+       Series A 3.25% due 4/9/01                                           3,100,000
     1,700,000  A-1+     Wisconsin State HFA Franciscan Health Care Series A-2
                           3.40% VRDO                                                          1,700,000
    15,457,000  A-1+     Wisconsin Transportation TECP 3.30% due 4/26/01                      15,457,000
    16,095,000  A-1+     Wisconsin Transportation Series 97A 3.35% due 7/20/01                16,095,000
--------------------------------------------------------------------------------------------------------
                                                                                             262,854,530
--------------------------------------------------------------------------------------------------------
Wyoming--0.9%
     8,600,000  VMIG 1*  Green River Solid Waste (OCI Wyoming Project)
                           3.62% VRDO AMT                                                      8,600,000
     7,600,000  NR+      Lincoln County Wyoming PCR (Amoco Oil)
                           4.35% due 4/1/01                                                    7,600,000
     5,500,000  A-1+     Sublette County Wyoming PCR (Exxon Project) Series A
                           3.65% VRDO AMT                                                      5,500,000
       200,000  NR+      Unita Wyoming PCR Amoco Project 3.55% VRDO                              200,000
    50,000,000  SP-1+    Wyoming State TRAN Series B 5.25% due 6/27/01                        50,105,154
--------------------------------------------------------------------------------------------------------
                                                                                              72,005,154
--------------------------------------------------------------------------------------------------------
                         TOTAL INVESTMENTS--100%
                         (Cost--$8,416,177,528**)                                         $8,416,177,528
========================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service ("Standard & Poor's"), except those identified by an asterisk (*), which are rated by Moody's Investors Service, Inc. ("Moody's").
(b)   Variable rate obligation payable at par on demand on the date indicated.
+ Security has not been rated by either Moody's or Standard & Poor's. However, the Board of Directors has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or irrevocable letter of credit.
**    Aggregate cost for Federal income tax purposes is substantially the same.

      See pages 35 and 36 for definitions of bond ratings and certain security descriptions.


34 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Bond Ratings (unaudited)
================================================================================

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA    -- Debt rated "AAA" have the highest rating assigned by Standard &
          Poor's. Capacity to pay interest and repay principal is extremely strong.
AA     -- Debt rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.
A      -- Debt rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB    -- Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Moody's Investors Service Inc. ("Moody's") -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa    -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa     -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.
A      -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa    -- Bonds that are rated "Baa" are considered as medium grade obligations,
          i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     -- Indicates that the bond is not rated by Standard & Poor's or Moody's.


35 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Short-Term Security Ratings (unaudited)
================================================================================

SP-1   -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1    -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
MIG 1  -- Moody's highest rating for short-term municipal obligations.
VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO. VMIG 2 -- Moody's second highest rating for issues having a demand feature --
          VRDO.
P-1    -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

================================================================================
Security Descriptions (unaudited)
================================================================================

AMBAC   -- AMBAC Indemnity Corporation
AMT     -- Alternative Minimum Tax
BAN     -- Bond Anticipation Notes
CGIC    -- Capital Guaranty Insurance Company
DFA     -- Development Finance Authority
EDA     -- Economic Development Authority
EDC     -- Economic Development Corporation
EFA     -- Educational Facilities Authority
ETM     -- Escrowed to Maturity
FGIC    -- Financial Guaranty Insurance Company
FRTC    -- Floating Rate Trust Certificates
FSA     -- Financial Security Assurance
GEMICO  -- General Electric Mortgage Insurance Company
GO      -- General Obligation
HDA     -- Housing Development Authority
HEFA    -- Health and Educational Facilities Authority
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDC     -- Industrial Development Corporation
IDR     -- Industrial Development Revenue
ISD     -- Independent School District
MBIA    -- Municipal Bond Investors Assurance Corporation
MFH     -- Multi-Family Housing
PART    -- Partnership Structure
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Facilities Authority
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RAW     -- Revenue Anticipation Warrants
STEM    -- Short-Term Extendable Maturity
SWAP    -- Swap Structure
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bond
TRAN    -- Tax & Revenue Anticipation Notes
VHA     -- Veterans Housing Authority
VRDO    -- Variable-Rate Demand Obligation


36 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Statement of Assets and Liabilities                               March 31, 2001
================================================================================

ASSETS:
  Investments, at amortized cost                                $ 8,416,177,528
  Cash                                                                  131,044
  Interest receivable                                                81,805,915
  Receivable for securities sold                                      1,001,665
  Other assets                                                           73,570
--------------------------------------------------------------------------------
  Total Assets                                                    8,499,189,722
--------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities purchased                                   28,184,555
  Dividends payable                                                  13,537,003
  Management fee payable                                              3,356,185
  Distribution fee payable                                              300,268
  Deferred compensation payable                                          73,570
  Accrued expenses                                                      867,868
--------------------------------------------------------------------------------
  Total Liabilities                                                  46,319,449
--------------------------------------------------------------------------------
Total Net Assets                                                $ 8,452,870,273
================================================================================
NET ASSETS:
  Par value of capital stock                                    $    84,526,465
  Capital paid in excess of par value                             8,368,479,010
  Overdistributed net investment income                                  (3,105)
  Accumulated net realized loss from security transactions             (132,097)
--------------------------------------------------------------------------------
Total Net Assets                                                $ 8,452,870,273
================================================================================
Shares Outstanding:
  Class A                                                         8,451,830,969
  ------------------------------------------------------------------------------
  Class Y                                                               815,515
  ------------------------------------------------------------------------------
Net Asset Value:
  Class A                                                       $          1.00
  ------------------------------------------------------------------------------
  Class Y                                                       $          1.00
================================================================================

                       See Notes to Financial Statements.


37 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Statement of Operations                        For the Year Ended March 31, 2001
================================================================================

INVESTMENT INCOME:
  Interest                                                          $305,970,723
--------------------------------------------------------------------------------
EXPENSES:
  Management fee (Note 3)                                             35,532,144
  Distribution fee (Note 3)                                            7,501,801
  Shareholder and system servicing fees                                1,953,879
  Registration fees                                                      677,700
  Custody                                                                255,113
  Shareholder communications                                             143,325
  Insurance                                                               61,500
  Audit and legal                                                         59,025
  Directors' fees                                                         16,260
  Other                                                                   87,125
--------------------------------------------------------------------------------
  Total Expenses                                                      46,287,872
--------------------------------------------------------------------------------
Net Investment Income                                                259,682,851
--------------------------------------------------------------------------------
Net Realized Gain on Investments                                         395,743
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $260,078,594
================================================================================

                       See Notes to Financial Statements.


38 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Statements of Changes in Net Assets                For the Years Ended March 31,
================================================================================

                                                            2001                2000
============================================================================================
OPERATIONS:
  Net investment income                                $    259,682,851    $    193,340,436
  Net realized gains                                            395,743              50,522
--------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                    260,078,594         193,390,958
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
  Net investment income                                    (259,686,037)       (193,340,436)
--------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                          (259,686,037)       (193,340,436)
--------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
  Net proceeds from sale of shares                       31,374,314,438      31,188,863,236
  Net asset value of shares issued for
    reinvestment of dividends                               251,566,464         185,808,308
  Cost of shares reacquired                             (30,177,223,591)    (31,499,008,246)
--------------------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
    Fund Share Transactions                               1,448,657,311        (124,336,702)
--------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets                         1,449,049,868        (124,286,180)

NET ASSETS:
  Beginning of year                                       7,003,820,405       7,128,106,585
--------------------------------------------------------------------------------------------
  End of year*                                         $  8,452,870,273    $  7,003,820,405
============================================================================================
* Includes overdistributed net investment income of:   $         (3,105)                 --
============================================================================================

                       See Notes to Financial Statements.


39 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements
================================================================================

1. Significant Accounting Policies

Smith Barney Municipal Money Market Fund, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (d) direct expenses are charged to each class; management fees and general fund expenses are allocated on the basis of relative net assets by class; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the Fund intends to comply with the applicable provisions of the Internal Revenue Code pertaining to regulated investment companies and make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Exempt-Interest Dividends and Other Distributions

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in Fund shares on the payable date. Furthermore, the Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular Federal income tax and from designated state income taxes, to retain such status when distributed to its shareholders.


40 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFMa management fee calculated at an annual rate of 0.50% on the first $2.5 billion of the Fund's average daily net assets, 0.475% on the next $2.5 billion, 0.45% on the next $2.5 billion and 0.40% on average daily net assets in excess of $7.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the year ended March 31, 2001, the Fund paid transfer agent fees of $1,687,772 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, the Fund pays a distribution fee with respect to Class A shares calculated at the annual rate of 0.10% of the average daily net assets of that class.

All officers and one Director of the Fund are employees of SSB.


41 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Notes to Financial Statements (continued)
================================================================================

4. Capital Loss Carryforward

At March 31, 2001, the Fund had, for Federal income tax purposes, $15,215 of capital loss carryforwards available to offset future capital gains expiring March 31, 2005. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed.

5. Capital Shares

At March 31, 2001, the Fund had ten billion shares of capital stock authorized with a par value of $0.01 per share.

The Fund has the ability to establish multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Class A and Class Y shares can be purchased directly by investors.

At March 31, 2001, total paid-in capital amounted to the following for each class:

                                                  Class A             Class Y
================================================================================
Total Paid-In Capital                         $8,452,188,778         $816,697
================================================================================

Transactions in shares of the Fund were as follows:

                                         Year Ended             Year Ended
                                       March 31, 2001         March 31, 2000
================================================================================
Class A
Shares sold                           31,373,094,752          31,167,431,483
Shares issued on reinvestment            251,546,320             185,629,877
Shares reacquired                    (30,176,338,129)        (31,453,867,831)
--------------------------------------------------------------------------------
Net Increase (Decrease)                1,448,302,943            (100,806,471)
================================================================================
Class Y
Shares sold                                1,219,686              21,431,753
Shares issued on reinvestment                 20,144                 178,431
Shares reacquired                           (885,462)            (45,140,415)
--------------------------------------------------------------------------------
Net Increase (Decrease)                      354,368             (23,530,231)
================================================================================


42 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year ended March 31, unless otherwise noted:

Class A Shares                    2001         2000         1999         1998         1997
=============================================================================================
Net Asset Value,
  Beginning of Year             $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------
  Net investment income            0.035        0.028        0.028        0.031        0.029
  Dividends from net
  investment income               (0.035)      (0.028)      (0.028)      (0.031)      (0.029)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------
Total Return                        3.54%        2.89%        2.84%        3.15%        2.94%
---------------------------------------------------------------------------------------------
Net Assets,
  End of Year (millions)        $  8,452     $  7,003     $  7,104     $  6,336     $  5,562
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(1)                       0.62%        0.63%        0.62%        0.61%        0.67%
  Net investment income             3.46         2.84         2.79         3.10         2.90
=============================================================================================

Class Y Shares                    2001         2000         1999         1998         1997
=============================================================================================
Net Asset Value,
  Beginning of Year             $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------
  Net investment income            0.036        0.030        0.029        0.032        0.030
  Dividends from net
  investment income               (0.036)      (0.030)      (0.029)      (0.032)      (0.030)
---------------------------------------------------------------------------------------------
Net Asset Value, End of Year    $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
---------------------------------------------------------------------------------------------
Total Return                        3.66%        3.03%        2.95%        3.25%        3.04%
---------------------------------------------------------------------------------------------
Net Assets, End of
  Year (millions)               $    0.8     $    0.5     $   24.0     $    0.5     $    5.0
---------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(1)                       0.49%        0.50%        0.49%        0.52%        0.57%
  Net investment income             3.50         2.87         2.90         3.23         3.00
=============================================================================================

(1) As a result of voluntary expense limitations, the expense ratio will not exceed 0.70% for any share class.

================================================================================
Tax Information (unaudited)
================================================================================

For Federal tax purposes the Fund hereby designates for the fiscal year ended March 31, 2001:

      o 100.00% of the dividends paid by the Fund from net investment income as tax exempt for regular Federal income tax purposes.


43 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

================================================================================
Independent Auditors' Report
================================================================================

The Shareholders and Board of Directors
of Smith Barney Municipal Money Market Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2001, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Smith Barney Municipal Money Market Fund, Inc. as of March 31, 2001, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                          /s/ KPMG LLP


New York, New York
May 8, 2001


44 Smith Barney Municipal Money Market Fund, Inc.
                                              2001 Annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY
MUNICIPAL MONEY
MARKET FUND, INC.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DIRECTORS

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
Donald R. Foley
Richard E. Hanson, Jr.
Paul Hardin
Health B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan

Joseph H. Fleiss, Emeritus

OFFICERS

Heath B. McLendon
President and
Chief Executive Officer

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph Benevento
Vice President

Joseph P. Deane
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Salomon Smith Barney Inc.

CUSTODIAN

PFPC Trust Company

TRANSFER AGENT

Citi Fiduciary Trust Company
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT

PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Smith Barney Municipal Money Market Fund, Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Municipal Money Market Fund, Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about changes, expenses, investment objectives and operating policies of the Fund. If used as sales material after June 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MUNICIPAL
MONEY MARKET FUND, INC.
Smith Barney Mutual Funds
7 World Trade Center
New York, New York 10048

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

www.smithbarney.com/mutualfunds

       SALOMON SMITH BARNEY
---------------------------
A member of citigroup[LOGO]


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD2396 5/01